  As filed with the Securities and Exchange Commission on September 15, 2006
                         File Nos. 2-67052 and 811-3023
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-1A

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 195

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 196

                               -----------------

                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                               -----------------

                               David M. Whitaker
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                               -----------------

                                  Copies to:

                             Robert J. Zutz, Esq.
                  Kirkpatrick Lockhart Nicholson & Graham LLP
                              1601 K Street, N.W.
                            Washington, D.C. 20006

                               -----------------

It is proposed that this filing will become effective:

     [ ] immediately upon filing pursuant to Rule 485, paragraph (b)(1)

     [ ] on ______ pursuant to Rule 485, paragraph (b)(1)

     [ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)

     [ ] pursuant to Rule 485, paragraph (a)(1)

     [X] 75 days after filing pursuant to Rule 485, paragraph (a)(2)

     [ ] on _________ pursuant to Rule 485, paragraph (a)(2)

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   Title of series being registered: Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund

================================================================================

                                     [LOGO]

                              FLAG INVESTORS FUNDS




                                   PROSPECTUS

                                DECEMBER 1, 2006

                    FLAG INVESTORS - EQUITY OPPORTUNITY FUND

                                    A SHARES
                              INSTITUTIONAL SHARES

                    FLAG INVESTORS - INCOME OPPORTUNITY FUND

                                    A SHARES
                              INSTITUTIONAL SHARES




   The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

           The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this
                       Prospectus is truthful or complete.
            Any representation to the contrary is a criminal offense.

   Table of Contents
   -----------------------------------------------------------------------------

         Risk/Return Summary                                                 1
                  Flag Investors - Equity Opportunity Fund                   1
                           Investment Objective                              1
                           Principal Investment Strategies                   1
                           Principal Investment Risks                        2
                           Who May Want to Invest in the Fund                2
                           Performance Information                           3

                  Flag Investors - Income Opportunity Fund                   3
                           Investment Objective                              3
                           Principal Investment Strategies                   3
                           Principal Investment Risks                        4
                           Who May Want to Invest in the Fund                5
                           Performance Information                           5

         Fee Tables                                                          6

         Management                                                          7
                  The Advisor                                                7
                  Portfolio Managers                                         7
                  Other Service Providers                                    7
                  Fund Expenses                                              8

         Portfolio Manager's Past Performance                                8

         Your Account                                                        9
                  How to Contact the Funds                                   9
                  General Information                                        9
                  Buying Shares                                             11
                  Selling Shares                                            15
                  Exchange Privileges                                       17
                  Choosing a Share Class                                    18
                  Retirement Accounts                                       21

         Other Information                                                  21
                  Distributions                                             21
                  Taxes                                                     21
                  Organization                                              22

         Financial Highlights                                               22

Risk/Return Summary
--------------------------------------------------------------------------------

This prospectus offers Class A and Institutional shares for each of Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (each a "Fund" and collectively, the "Funds").

[Concepts to Understand
 Equity security means an equity or ownership interest in a company including common and preferred stock.
 Market Capitalization means the value of a company's common stock in the stock market.]

Flag Investors - Equity Opportunity Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.(1)

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities ("80% Policy"). Equity securities include common stock.
While the Advisor may purchase securities of companies of various market capitalizations, the focus is on larger companies within their industry. The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

The Fund's investment advisor follows an investment philosophy referred to as "flexible value."

The Advisor seeks to invest in the common stocks of companies that it believes are undervalued in the marketplace based on characteristics such as earnings, dividends, cash flow or asset values. Other factors such as earnings growth, industry position, the quality of management and management's focus on creating shareholder value are considered as well. As a result, this "flexible value" strategy does not attempt to label a stock as value or growth because the Advisor believes that growth is an integral part of the value equation. The Advisor may invest in traditional value stocks as well as the stocks of companies with high growth rates.

Potential investment opportunities are evaluated from a number of perspectives in an effort to select those that offer the most attractive return prospects. The Advisor's approach also attempts to take advantage of the market's short-term volatility, which may provide buying opportunities in stocks of companies that appear to have attractive long-term return potential.

The Advisor's Process - Purchasing Portfolio Securities The Advisor uses a research-intensive security selection process. Many characteristics of the underlying company are analyzed prior to purchasing its stock in the fund's portfolio. These include a company's market position, its current and potential financial strength, its earnings and free cash flow, and the effectiveness of its management team. The Advisor constructs its portfolio one stock at a time in seeking those with the best long-term potential, and may express its conviction in its favorite holdings through increased weightings. The Advisor does not limit its investments to securities of a particular market cap range but the focus is generally in the securities of larger companies within their industry.

The Advisor's Process - Selling Portfolio Securities The Advisor continually monitors companies in the Fund's portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration . There are three general reasons the Advisor may sell or reduce its position in a security:

     o The stock has reached a price whereby its risk/reward characteristics are not as favorable.
     o A company's fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact.
     o    A better opportunity has been identified.

Under normal circumstances, the Advisor is a long-term investor with holding periods for stocks of one to five years, therefore on average, the annual portfolio turnover is expected to be approximately 30%.

(1) The Fund's investment objective may be changed by the Board of Trustees of the Fund without a shareholder vote.

Temporary Defensive Position In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks

General Market Risk In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. The net asset value ("NAV") of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund or the Fund could underperform other investments. Other general market risks include:

     o The market may not recognize what the Advisor believes to be the true value or growth potential of the stocks held by the Fund;
     o The earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline;
     o The Advisor's judgment as to the growth potential or value of a stock may prove to be wrong; and
     o A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

Foreign Securities Risk If the Fund invests in foreign securities, an investment in the Fund will have the following additional risks:

     o Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;
     o Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;
     o Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;
     o Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;
     o Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;
     o Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.; and o Dividends payable on the foreign securities contained in the Fund's portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund's shareholders.

Company Risk The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

     o Are willing to accept the risks of investing in equity securities;
     o Are pursuing a long-term investment goal; and
     o Are willing to accept higher short-term risk.

The Fund may not be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries;
     o Need regular income or stability of principal; or
     o Are pursuing a short-term investment goal.

Performance Information

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus.


[Concepts to Understand

Fixed Income Security means a security, such as a bond or note, that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

U.S. Government Security means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Maturity means the date on which a fixed income security is (or may be) due and payable.

NRSRO means a "nationally recognized statistical rating organization," such as Standard & Poor's, that rates fixed income securities by relative credit risk.]


Flag Investors - Income Opportunity Fund

Investment Objective

The Fund seeks to provide a high level of current income, and secondarily, total return.(1)

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities. Fixed-income is defined to include, among other things, non-convertible corporate debt, non-convertible preferred stock, convertible securities and U.S. government obligations. ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

Up to 20% of the value of the Fund net assets may be invested in non-fixed income securities, including common stocks and foreign securities. Any foreign security, whether equity or debt, will be considered to be non-fixed income.

Portfolio Maturity The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years. Under normal circumstances, the Fund's portfolio will have an average dollar weighted maturity between 2 and 8 years. The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

Portfolio Securities Credit Ratings The Fund will invest at least 50% of the value of its net assets in fixed income securities which at the time of their purchase are rated in the top five rating categories of an NRSRO or are unrated and deemed to be of comparable quality by the Advisor.

The Advisor's Process - Purchasing Portfolio Securities In evaluating securities for purchase into the Fund, the Advisor will primarily undertake a credit analysis of the security. This analysis includes fundamental research of the issuer, evaluating such items as cash flow, free cash flow and underlying asset values. While the Advisor will take interest rate fluctuations into consideration, it generally does not make assumptions on interest rate fluctuations. The Advisor will primarily base its investment decisions on its fundamental research on the security and its issuer.

The Advisor's Process - Selling Portfolio Securities The Advisor continually monitors the securities in the Fund's portfolio to determine if their price and future prospects continue to appear attractive or if they are beginning to show signs of deteriorating fundamentals. There are three general reasons the Advisor will sell or reduce its position in a security:

o The security has reached a price whereby its risk/reward characteristics are not as favorable or no longer attractive.
o A company's fundamentals are deteriorating to the point where the original investment thesis for owning the security is no longer intact.
o A better opportunity has been identified.

Temporary Defensive Position In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

(1)The Fund's investment objective may be changed by the Board of Trustees of the Fund without a shareholder vote.
                                       3

Principal Investment Risks

Interest Rate Risk The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically decreases the value of the securities in which the Fund invests. The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates.

Credit Risk The value of your investment in the Fund may change in response to the credit ratings of the Fund's portfolio securities. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security's credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund may deteriorate and cause it to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality have greater credit risk than lower yielding securities with higher credit quality. The Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults. The Fund may invest in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks. Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

General Market Risk In general, security values are affected by activities specific to the company as well as general market, economic and political conditions. The NAV of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund or the Fund could underperform other investments. Other general market risks include:

     o The market may not recognize what the Advisor believes to be the true value or growth potential of the securities held by the Fund;
     o The earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline;
     o The Advisor's judgment as to the growth potential or value of a security may prove to be wrong; and o A decline in investor demand for the securities held by the Fund also may adversely affect the value of the securities.

Foreign Securities Risk If the Fund invests in foreign securities, an investment in the Fund will have the following additional risks:

     o Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;
     o Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;
     o Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;
     o Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;
     o Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;
     o Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.; and
     o Dividends payable on the foreign securities contained in the Fund's portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund's shareholders.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

     o   Seek income;
     o   Are pursuing a long-term investment goal; and
     o Are willing to accept the risks of investing in fixed income securities.

The Fund may not be appropriate for you if you:

     o   Are pursuing a short-term investment goal; or
     o   Cannot tolerate fluctuation in the value of your investments.

Performance Information

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

Fee Tables
--------------------------------------------------------------------------------

The following tables describe the various fees and expenses that you will pay if you invest in a Fund class. Shareholder fees are charges you pay when buying, selling or exchanging shares of a Fund class. Operating expenses, which include fees of the Advisor, are paid out of a Fund class' assets and are factored into a Fund class' share price rather than charged directly to shareholder accounts.


Shareholder Fees (fees paid directly from your              Flag Investors - Equity        Flag Investors - Income Opportunity
investment                                                     Opportunity Fund                            Fund
                                                          A Shares        Institutional         A Shares         Institutional
                                                                             Shares                                 Shares
Maximum  Sales  Charge  (Load)  Imposed on Purchases    4.75%(1)(2)
(as a percentage of the offering price)                                       None             3.75%(1)(2)           None

Maximum  Deferred  Sales  Charge  (Load)  Imposed on     None(2)(3)
Redemptions (as a percentage of the sale price)                               None             None(2)(4)            None

Redemption Fee (as a percentage of amount redeemed)         None              None                None               None

Exchange Fee (as a percentage of amount redeemed)           None              None                None               None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                            0.85%              0.85%               0.60%              0.60%

Distribution and/or Service (12b-1) Fees                   0.25%              None                0.25%              None

Other Expenses (5)                                         0.29%              0.30%               0.45%              0.51%

Total Annual Fund Operating Expenses                       1.39%              1.15%               1.30%              1.11%

Fee Waiver and Expense Reimbursement                       0.04%              0.05%               0.20%              0.26%

Net Expenses(6)                                            1.35%              1.10%               1.10%              0.85%

   (1) No initial sales charge is applied to purchases of $1 million or more.
   (2) Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
   (3) A contingent deferred sales charge ("CDSC") of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within twelve months of purchase.
   (4) A contingent deferred sales charge ("CDSC") of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within eighteen months of purchase.
   (5) Based on projected assets and projected annualized expenses for the Funds' fiscal years ending October 31, 2007.
   (6) Based on contractual fee waivers and expense reimbursement in effect through November 30, 2007. The contractual waivers and expense reimbursements may be changed or eliminated with the consent of the Board of Trustees at any time.

Example

The following is a hypothetical example intended to help you compare the cost of investing in a Fund class to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund class' Total Annual Fund Operating Expenses and Net Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      Flag Investors - Equity Opportunity Fund             Flag Investors - Income Opportunity Fund
                           A                  Institutional                    A                      Institutional
                         Shares                   Shares                     Shares                      Shares
1 Years                   $606                     $112                       $483                         $87
3 Years                   $890                     $360                       $753                        $327


Management
--------------------------------------------------------------------------------

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the oversight of the Board of Trustees (the "Board"). The Board oversees each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices, and discuss other matters affecting each Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Funds' Statement of Additional Information ("SAI").

The Advisor

Each Fund's Advisor is Alex. Brown Investment Management, 1 South Street, Baltimore, MD 21202. The Advisor provides investment management services to institutional and individual investors. The Advisor was founded in 1974 by Alex. Brown & Sons, America's oldest investment bank, to provide dedicated money management. In 1987, the bank reorganized the Advisor into a partnership between the Advisor's principals and the bank. In 2001, the Advisor's principals purchased the remaining equity interest from Deutsche Bank, which had acquired Alex. Brown & Sons. Today, the Advisor is fully independent and 100% owned by the professionals of the Advisor. The team of professionals average 24 years of investment experience. Additionally, this team has worked together for many years with the average length of tenure at the Advisor of 14 years. As of June 30, 2006, the Advisor had approximately $8.0 billion in assets under management.

Subject to the general control of the Board, the Advisor is directly responsible for making the investment decisions for the Funds. With respect to Flag Investors - Equity Opportunity Fund, the Advisor receives an annual advisory fee equal to 0.85% for the first $100 million in average daily net assets of the Fund, 0.75% of the next $400 million in average daily net assets and 0.65% of the remaining average daily net assets. With respect to Flag Investors - Income Opportunity Fund, the Advisor receives an annual advisory fee equal to 0.60% for the first $100 million in average daily net assets of the Fund, 0.55% of the next $400 million in average daily net assets and 0.50% of the remaining average daily net assets.

A discussion summarizing the basis on which the Board most recently approved the investment advisory agreements between the Trust and the Advisor will be included in the Funds' semi-annual report for the period ending April 30, 2007.

Portfolio Managers

Hobart (Hoby) Buppert, the lead portfolio manager on the Funds, has 34 years of investment management experience. Mr. Buppert is a Principal of the Advisor and has been with the firm for 26 years. He is responsible for managing institutional accounts as well as two other mutual funds (since 1992 and 2002, respectively) that are similar to the Advisor's separate account products.

The Funds' SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Funds.

Other Service Providers

Citigroup Fund Services, LLC ("Citigroup") provides certain administration, portfolio accounting and transfer agency services to each Fund.

Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor") acts as the Trust's Distributor in connection with the offering of each Fund's shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Chief Compliance Officer, Anti-Money Laundering Compliance Officer and Sarbanes-Oxley certifying officers as well as certain additional compliance support functions to each Fund..

The Distributor and FCS are not affiliated with the Advisor or with Citigroup or its affiliates.

Fund Expenses

Each Fund pays for its expenses out of its own assets. Expenses of a Fund share class include that class' own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Advisor or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund or class. Any fee waiver or expense reimbursement increases a Fund's investment performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Portfolio Manager's Past Performance
--------------------------------------------------------------------------------

Prior to the inception of Flag Investors - Equity Opportunity Fund, Hobart Buppert served as the portfolio manager of DWS Equity Partners Fund ("Equity Partners Fund"), which has an investment objective, policies and limitations substantially similar to those of Flag Investors - Equity Opportunity Fund. Mr. Buppert uses the same analytical methods when identifying potential investments for that fund as he now uses for Flag Investors - Equity Opportunity Fund. Mr. Buppert was primarily responsible for the day-to-day management of Equity Partners Fund since June 28, 2002 and no other person played a significant role in managing that fund since that time. Equity Partners Fund has been sub-advised by Alex. Brown Investment Management since its inception on February 13, 1995. The average annual total returns for Equity Partners Fund, unadjusted and adjusted for the sales charges, and the performance of the S&P 500 Index, for the period that approximates Mr. Buppert's tenure as portfolio manager, are as follows:


                                                                             DWS             DWS
                                                                        Equity Partners  Equity Partners      S&P 500
                                                                           Class A(1)      Class A(2)        Index (3)
                   Annualized Total Returns as of 12/31/05
                   1 Year (2005)                                             4.26%           -1.74%            4.91%
                   3 Years (2003-2005)                                      16.56%           14.29%           14.39%
                   Since Mr. Buppert's management                           11.49%            9.60%            8.79%

                   Calendar Year Returns
                   2002(4)                                                  -7.61%          -12.92%          -10.30%
                   2003                                                     33.03%           25.38%           28.68%
                   2004                                                     14.20%            7.63%           10.88%
                   2005                                                      4.26%           -1.74%            4.91%
                   Year to Date as of 6/30/06                                4.24%           -1.76%            2.71%




Historical performance is not indicative of future performance of Flag Investors
- Equity Opportunity Fund. Equity Partners Fund is a separate fund and has different fees and expenses than Flag Investors - Equity Opportunity Fund.

The performance information shown above was prepared by the Advisor. The Trust believes that such information is reliable, but does not guarantee its accuracy, timeliness or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you review it. Consequently, the current performance may vary from that shown.

_______________________________________

(1) The performance shown is unadjusted for the maximum sales charge and assumes reinvestment dividend and capital gain distributions.

(2) The maximum sales charge is 5.75%. The performance shown reflects the maximum sales charge and assumes reinvestment of all dividend and capital gain distributions.

(3) The S&P 500 Index is a capitalization-weighted index of 500 stocks that is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly into an index.

(4) The performance shown for 2002 represents the peformance of Equity Partners Fund after Mr. Buppert took over the day-to-day responsibilites on June 28, 2002.

Your Account
--------------------------------------------------------------------------------



[How to Contact the Funds
 Write to us at:
     Flag Investors Funds
     P.O. Box 446
     Portland, Maine 04112
 Overnight address:
     Flag Investors Funds
     Two Portland Square
     Portland, Maine 04101
 Telephone us at:
     888-FlagFnd (352-4363)
 Website
 www.FlagInvestorsFunds.com    ange is
 Wire investments
(or ACH payments) to:
     Citibank, N.A.
     New York, New York
     ABA #021000089
 For Credit to:
     Citigroup Fund Services
     Account #30576692
     Re: (Name of Your Fund
          and Class)
     (Your Name)
     (Your Account Number)]


General Information

You may purchase or sell (redeem) shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances each Fund class may accept and process shareholder orders when the New York Stock Exchange is closed, if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) shares of each Fund class at that day's NAV plus any applicable sales charge (or minus any applicable sales charge or redemption fee) after the transfer agent receives your request in proper form (as described in this Prospectus on pages 11 through 17). For instance, if the transfer agent receives your purchase, redemption, or exchange request in proper form after 4:00 p.m. Eastern time, your transaction will be priced at the next business day's NAV of the relevant Fund class plus any applicable sales charge (or minus any applicable sales charge or redemption fee). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from any Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.


When and How NAV is Determined Each Fund class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process orders and calculate an NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.

The NAV of each Fund class is determined by taking the market value of each Fund class' total assets, subtracting the class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the Fund class. If a Fund invests in securities that trade in foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

Each Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at their NAV.

Each Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which a Fund portfolio security is principally traded closes early, (ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which a

Fund class calculates its NAV, or (iii) events occur after the close of the securities markets on which each Fund's portfolio securities primarily trade but before the time as of which each Fund class calculates it's NAV.

The Funds may invest in the securities of smaller companies. A Fund's investment in securities of smaller companies are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies. Similarly, a Fund's investment in foreign securities are more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Fair valuation may be based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Transactions through Third Parties Certain financial institutions may be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund. If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of a Fund class. These financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

Flag Investors Funds may enter into arrangements with financial institutions through which investors may purchase or redeem Fund shares. The Advisor may, at its own expense, compensate the financial institutions in connection with the sale or expected sale of Fund shares and it may sponsor various educational activities held by the financial institutions. Certain financial institutions may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through such companies. The Advisor or the Fund (if approved by the Board) may pay fees to these financial institutions for their services. The Advisor may also compensate a financial institution for providing certain marketing support services, including finders fees, third party marketing services, business planning assistance, advertising, educating personnel of the financial institution about the Fund and shareholder financial planning needs, providing placement on the financial institution's list of offered funds, counseling on the preparation of sales material and presentations and access to sales meetings, and arranging access to sales representatives and management representatives of the financial institution. Such payments may create an incentive for the financial institutions to recommend that you purchase Fund shares. For additional information, please refer to the Funds' SAI.

Anti-Money Laundering Program Customer identification and verification are part of the Trust's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, each Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings A description of each Fund's policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI.

Buying Shares

How to Make Payments Unless purchased through a third-party financial institution, all investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's anti-money laundering procedures, no Fund accepts purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

         Checks For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Flag Investors Funds" or to one or more owners of the account and endorsed to "Flag Investors Funds". For all other accounts, the check must be made payable on its face to "Flag Investors Funds." A $20 charge may be imposed on any returned checks.

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         Wires Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments Each Fund accepts investments in the following minimum amounts:


                                                                      Minimum Initial               Minimum Additional
                                                                        Investment                      Investment
A Shares
     Standard Accounts                                                     $2,000                          $50
     Traditional and Roth IRA Accounts                                     $1,000                           $0
     Accounts with Systematic Investment Plans                              $250                           $50
       Qualified Retirement Plans                                            $0                             $0
Institutional Shares
     All Accounts                                                        $100,000                           $0


No initial or subsequent investment minimum is required for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans like 401(k) retirement plans. No initial or subsequent investment minimum is required for Trustees or officers of the Trust, directors, officers and employees of the Advisor or the distributor or any of their affiliates, or the spouse, life-partner, or minor children under 21 of any such person, any trust or individual retirement account or self-employed retirement plan for the benefit of any such person; or the estate of any such person. The Fund reserves the right to waive minimum investment amounts, if deemed appropriate by Fund officers.

Account Requirements

                       Type of Account                                                   Requirement
---------------------------------------------------------------
Individual, Sole Proprietorship and Joint Accounts              o   Instructions must be signed by all persons required
Individual accounts and sole proprietorship accounts are            to sign exactly as their names appear on the account.
owned by one person.  Joint accounts have two or more owners    o   Provide a power of attorney or similar document for
(tenants).                                                          each person that is authorized to open or transact
                                                                    business for the account if not a named account owner.


Gifts or Transfers to a Minor (UGMA, UTMA)                      o   Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to a           account under the UGMA or the UTMA.
child and obtain tax benefits.                                  o   The custodian must sign instructions in a manner
                                                                    indicating custodial capacity.

Business Entities                                               o   Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or
                                                                    similar document evidencing the identity and existence of
                                                                    the business entity.
                                                                o   Submit a secretary's (or similar) certificate listing the
                                                                    person(s) authorized to open or transact business for
                                                                    the account.

Trusts (including corporate pension plans)                      o   The trust must be established before an account can be opened.
                                                                o   Provide the first and signature pages from the trust document identifying the trustees.
                                                                o   Provide a power of attorney or similar document for each person that is authorized to open or transact business in the account if not a trustee of the trust.

Account Application and Customer Identity Verification To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures, obtain, verify, and record information that identifies each person who opens an account.

When you open an account, a Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. For certain types of accounts, additional information may be required. If you do not supply the required information, a Fund will attempt to contact you or, if applicable, your financial advisor. If a Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, a Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

A Fund will try to verify your identity within a timeframe established in its sole discretion. If a Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

A Fund may reject your application under its Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

Limitations on Frequent Purchases The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund's policy to discourage short-term trading. Frequent trading in a Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of a Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, each Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to a Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. Each Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

Because a Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, a Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

The investment in foreign securities may make the Funds more susceptible to the risk of market timing activities because of price differentials that may be reflected in the net asset value of the Fund's shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's calculation of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and notwithstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

The investment in securities of smaller companies may make the Funds more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares. Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

Investment Procedures


                    How to Open an Account                                        How to Add to Your Account

Through a Financial Advisor                                           Through a Financial Advisor
Contact your advisor using the method that is most convenient         o   Contact your advisor using the method that is most
for you.                                                                  convenient for you.

By Check                                                              By Check
o    Call, write us, or visit www.FlagInvestorsFunds.com              o   Fill out an investment slip from a confirmation or
     for an account application                                           write us a letter
o    Complete the application (and other required                     o   Write your account number on your check
     documents)                                                       o   Mail us the slip (or your letter) and the check
o    Mail us your application (and other required
     documents) and a check

By Wire                                                               By Wire
o    Call, write us, or visit www.FlagInvestorsFunds.com              o   Call to notify us of your incoming wire
     for an account application                                       o   Instruct your financial institution to wire your
o    Complete the application (and other required                         money to us
     documents)
o    Call us to fax the completed application (and other
     required documents) and we will assign you an account
     number
o    Mail us your original application (and other required
     documents)
o    Instruct your financial institution to wire your money
     to us

By ACH Payment                                                        By Systematic Investment
o    Call,  write us, or visit www.FlagInvestorsFunds.com             o   Complete the systematic investment section of the
     for an account application                                           application
o    Complete the application (and other required                     o   Attach a voided check to your application
     documents)                                                       o   Mail us the completed application and voided check
o    Call us to fax the completed application (and other              o   We will electronically debit the purchase amount
     required documents) and we will assign you an account                from the financial institution account identified on
     number                                                               your account application
o    Mail us your original application (and other required
     documents)
o    We will electronically debit the purchase amount from the financial institution account identified on your account application


Systematic Investments You may invest a specified amount of money in a Fund class once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

Canceled or Failed Payments Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

Selling Shares

Each Fund class processes redemption orders promptly. Under normal circumstances, a Fund class will send redemption proceeds to you within a week. If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

                                            How to Sell Shares from Your Account

Through a Financial Advisor
o  Contact your advisor by the method that is most convenient for you

By Mail
o  Prepare a written request including:
        o  Your name(s) and signature(s)
        o  Your account number
        o  The Fund name and class
        o  The dollar amount or number of shares you want to sell
        o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation

By Wire or ACH
o Wire or ACH redemptions are only available if your redemption is for $5,000 (except for systematic withdrawals) or more and you did not decline wire or ACH redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
o  Mail us your request (See "By Mail")

By Telephone
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
        o  Your account number
        o  Exact name(s) in which the account is registered
        o  Additional form of identification
o  Redemption proceeds will be:
        o  Mailed to you or
        o Electronically credited to your account at the financial institution identified on your account application.

Systematically
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

Wire or ACH Redemption Privileges You may redeem your shares by wire or ACH unless you declined wire or ACH redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000, except for systematic withdrawals.

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Systematic Withdrawals You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $50.

Signature Guarantee Requirements To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following (the following situations apply if you are requesting the transaction directly through the Fund):

     o  Written requests to redeem $100,000 or more;
     o  Changes to a shareholder's record name;
     o Redemptions from an account for which the address or account registration has changed within the last 30 days;
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record;
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; or
     o Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on any redemptions.

Small Accounts With respect to each Fund, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts or accounts with systematic investment plans) with respect to A Shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts or accounts with systematic investment plans) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for A Shares, the applicable Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

Redemptions In Kind Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).

Lost Accounts The transfer agent may consider your account "lost" if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost", all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Exchange Privileges

You may exchange your Fund shares for shares of certain other mutual funds, including other Trust series. For a list of mutual funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences. If you exchange into a fund that imposes a sales charge, you may have to pay that fund's sales charge at the time of the exchange.

Requirements You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                                       How to Exchange

Through a Financial Advisor
o Contact your advisor by the method that is most convenient for you.

By Mail
o Prepare a written request including:
     o   Your name(s) and signature(s)
     o   Your account number
     o   The names of each fund (and class) you are exchanging
     o   The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee, if required
o Mail us your request and documentation

By Telephone
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o   Your account number
     o   Exact name(s) in which account is registered
     o   Additional form of identification

Choosing a Share Class

The Funds offer two classes of shares, each of which is designed for specific investors. Sales charges and fees vary considerably between a Fund's classes. You should carefully consider the differences in the fee and sales charge structures as well as the length of time you wish to invest in a Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for a Fund before investing in the Fund. You may also want to consult with a financial advisor in order to help you determine which class is most appropriate for you. The following is a summary of the differences between A Shares and Institutional Shares for each of the Funds:

---------------------------------------------------------------- --------------------------------------------------------------
                           A Shares                                                  Institutional Shares
---------------------------------------------------------------- --------------------------------------------------------------
---------------------------------------------------------------- --------------------------------------------------------------
o     Designed for retail investors and certain                     o  Designed for institutions (financial institutions,
      employee-directed benefit plans                                  corporations, trusts, estates and religious and
                                                                       charitable organizations) investing for proprietary and
                                                                       discretionary accounts, corporate benefit plans, clients of the Advisor, trustees or officers of the Fund, directors,
                                                                       officers, employees or the spouse, life-partner, or minor
                                                                       children under 21 of the Advisor, the Distributor or any of their affiliates
---------------------------------------------------------------- --------------------------------------------------------------
---------------------------------------------------------------- --------------------------------------------------------------
o     Initial sales charge of 4.75% or less for Flag                o No initial or deferred sales charges
      Investors - Equity Opportunity Fund and 3.75% or less for
      Flag Investors - Income Opportunity Fund
o     No initial sales charge applied to purchases of $1
      million or more

---------------------------------------------------------------- --------------------------------------------------------------
---------------------------------------------------------------- --------------------------------------------------------------
o     Deferred sales charge of 1.00% on purchases of $1             o No Rule 12b-1 distribution/service fee
      million or more on all fund shares liquidated in
      whole or in part within 12 months of purchase for             o Lower expense ratio than A Shares because no Rule
      Flag Investors - Equity Opportunity Fund (18 months             12b-1 distribution fees
      for Flag Investors - Income Opportunity Fund)
o     Rule 12b-1 distribution fee equal to 0.25% of the
      class' average daily net assets

---------------------------------------------------------------- --------------------------------------------------------------

For    further     information     on    sales     charges,     please     visit
www.FlagInvestorsFunds.com (click on link titled `Sales Charge Information'), call 888-FlagFnd (352-4363), or consult with your financial advisor.

Sales Charge Schedule - A Shares of Flag Investors - Equity Opportunity Fund An initial sales charge is assessed on purchases of A Shares as follows:

                                                           Sales Charge (Load) as % of:
                                                          Public                Net Asset        Broker/Dealer Reallowance
         Amount of Purchase                           Offering Price            Value(1)                     %
         less than $50,000                                4.75%                   4.99%                    4.00%
         $50,000 but less than $100,000                   4.50%                   4.71%                    3.75%
         $100,000 but less than $250,000                  3.50%                   3.63%                    3.00%
         $250,000 but less than $500,000                  2.50%                   2.56%                    2.00%
         $500,000 but less than $1,000,000                1.75%                   1.78%                    1.50%
         $1,000,000 and greater (2)                       0.00%                   0.00%                    0.00%

(1) Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2) No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% of the offering price will be charged on purchases of $1 million or more that are redeemed in whole or in part within twelve months of purchase.

Sales Charge Schedule - A Shares of Flag Investors - Income Opportunity Fund An initial sales charge is assessed on purchases of A Shares as follows:

                                                           Sales Charge (Load) as % of:
                                                          Public                Net Asset        Broker/Dealer Reallowance
         Amount of Purchase                           Offering Price            Value(1)                     %
         less than $50,000                                3.75%                   3.90%                    3.00%
         $50,000 but less than $100,000                   3.00%                   3.09%                    2.25%
         $100,000 but less than $250,000                  2.50%                   2.56%                    2.00%
         $250,000 but less than $500,000                  2.00%                   2.04%                    1.50%
         $500,000 but less than $1,000,000                1.50%                   1.52%                    1.25%
         $1,000,000 and greater(2)                        0.00%                   0.00%                    0.00%

         (1) Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
         (2) No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% of the offering price will be charged on purchases of $1 million or more that are redeemed in whole or in part within eighteen months of purchase.

The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the previous tables.

Reduced Sales Charges- A Shares You may qualify for a reduced initial sales charge on purchases of A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution. A Fund permits financial institutions to calculate ROA and LOI based on the financial institution's transaction processing procedures. Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.

To determine the applicable reduced sales charge under ROA, a Fund or its agent will combine the value of your current purchase with the collective value of shares of the Fund and any other Trust series for which the Advisor provides management services (collectively, "Flag Investors Shares") (as of the Fund's prior business day) that were purchased previously for accounts (i) in your name, (ii) in the name of your spouse, (iii) in the name of you and your spouse,
(iv) in the name of your minor child under the age of 21, and (v) sharing the same mailing address ("Accounts").

To be entitled to a reduced sales charge based on shares already owned, you must ask for the reduction at the time of purchase. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children's ages), or other household members and, if requested by your financial institution, the following additional information regarding these Accounts:

        o Information or records regarding Flag Investors Shares held in all accounts in your name at the transfer agent;
        o Information or records regarding Flag Investors Shares held in all accounts in your name at a financial intermediary; and
        o Information or records regarding Flag Investors Shares for Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $50,000 or more in a Fund's A Shares in Accounts within a future period of thirteen months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay a Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction. If incurred, these charges may be deducted directly from your account. Accounts subject to the LOI must be specifically identified in the LOI.

Elimination of Initial Sales Charges - A Shares Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

        o A qualified retirement plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC;
        o Any bank, trust company, savings institution, registered investment adviser, financial planner or financial institution on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee;
        o Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a dealer agreement; the spouse, life partner, or minor children under 21 of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person; or the estate of any such person;
        o Any person who is reinvesting dividends or distributions; or
        o Any person who exchanges into a Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund

Each Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares of a Fund so purchased may not be resold except to that Fund.

Contingent Deferred Sales Charge Schedule - A Shares A CDSC of 1.00% of the offering price is assessed on redemptions of A Shares that were part of a purchase of $1 million or more and that are liquidated in whole or in part within twelve months of purchase for the Flag Investors - Equity Opportunity Fund or within eighteen months of purchase for Flag Investors - Income Opportunity Fund.

To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. A Fund will then liquidate shares in the order that they were first purchased until the redemption request is satisfied.

Rule 12b-1 Distribution Fees The Trust has adopted a Rule 12b-1 plan under which each Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of A Shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Advisor, for any distribution or service activity.

Because each Fund pays distribution fees on an ongoing basis, your investment cost over time will increase and may be higher than paying other types of sales charges.

The Distributor pays a sales commission of 1.00% of the offering price of A shares to brokers that initiate and are responsible for purchases of $1 million or more.

Retirement Accounts

You may invest in Fund shares through IRA accounts sponsored by the Advisor, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Other Information
--------------------------------------------------------------------------------

Distributions

 Flag Investors - Income Opportunity Fund declares distributions from net investment income quarterly, and the Flag Investors - Equity Opportunity Fund declares distributions from net investment income annually. Any net capital gain realized by each Fund will be distributed at least annually.

All distributions of each Fund are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund's distributions, regardless of whether you reinvest them or receive them in cash. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of a Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by a Fund and the shareholder.

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

The Funds will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Organization

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

Financial Highlights
--------------------------------------------------------------------------------

Financial highlights are not provided because the Funds had not commenced operations prior to the date of this Prospectus.

                                     [Logo]


                    FLAG INVESTORS - EQUITY OPPORTUNITY FUND
                                    A SHARES
                              INSTITUTIONAL SHARES

                    FLAG INVESTORS - INCOME OPPORTUNITY FUND
                                    A SHARES
                              INSTITUTIONAL SHARES


                              For More Information
                           Annual/Semi-Annual Reports
    Additional information about each Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                             Statement of Additional
      Information ("SAI") The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus.

                               Contacting the Fund
                You can get free copies of the annual/semi-annual
                 reports and the SAI, request other information
                  and discuss your questions about each Fund by
                             contacting the Fund at:

                              Flag Investors Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                       888-FlagFnd (352-4363) (toll free)

  The Funds' prospectus, SAI and annual/semi-annual reports are also available, without charge, on the Funds' website at www.FlagInvestorsFunds.com

                 Securities and Exchange Commission Information
  You can also review each Fund's annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities
    and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                       E-mail address: publicinfo@sec.gov

  Fund information, including copies of the annual/semi-annual reports and the
             SAI, is available on the SEC's website at www.sec.gov.

                                   Distributor
                           Foreside Fund Services, LLC
                                www.foresides.com
                    Investment Company Act File No. 811-3023

Statement of Additional Information
--------------------------------------------------------------------------------
  December 1, 2006



Investment Advisor:                     Flag Investors - Equity Opportunity Fund

Alex. Brown Investment Management                    A Shares
1 South Street                                 Institutional Shares
Baltimore, Maryland  21202
www.FlagInvestorsFunds.com              Flag Investors - Income Opportunity Fund
www.abimltd.com
                                                     A Shares
                                               Institutional Shares

Account Information and Shareholder
Services:

Citigroup Fund Services, LLC
P.O. Box 446
Portland, Maine 04112

888-FlagFnd (352-4363)




This Statement of Additional Information ("SAI") supplements the Prospectus dated, December 1, 2006 as may be amended from time to time, offering Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund, each a series of Forum Funds. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus, without charge, by contacting Citigroup Fund Services, LLC at the address, website or telephone number listed above.

Copies of the Annual Report may be obtained, when available, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Table of Contents
--------------------------------------------------------------------------------

Glossary.......................................................................1

Investment Policies and Risks..................................................2

Investment Limitations.........................................................9

Management....................................................................11

Portfolio Transactions........................................................19

Purchase and Redemption Information...........................................22

Taxation......................................................................24

Other Matters.................................................................28

Appendix A - Description of Securities Ratings...............................A-1

Appendix B - Proxy Voting Procedures.........................................B-1

1

Glossary
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Accountant" means Citigroup.

"Administrator" means Citigroup.

"Advisor" means Alex. Brown Investment Management, the Fund's investment advisor.

"Board" means the Board of Trustees of the Trust.

"CFTC" means Commodities Future Trading Commission.

"Citigroup" means Citigroup Fund Services, LLC.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means Citibank, N.A.

"Distributor" means Foreside Fund Services, LLC.

"Fund" means each of Flag Investors - Equity Opportunity Fund and Flag Investors
- Income Opportunity Fund.

"Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

"Transfer Agent" means Citigroup.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

30

1.  Investment Policies and Risks
--------------------------------------------------------------------------------

Each Fund is a diversified series of the Trust. This section discusses certain investments that the Funds may make in greater detail than the Funds' Prospectus. Each Fund offers two classes: A Shares and Institutional Shares. A Fund will make only those investments described below that are in accordance with its investment objectives and policies.

A. Equity Securities

1. Common and Preferred Stock

General. The Funds may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

The Funds may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2. Convertible Securities

General. The Funds may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Security Ratings Information

A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Advisor determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Each Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the

Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock.. The price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3. Warrants

General. Each Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

Risks. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4. Depositary Receipts

General. Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. Each Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of a Fund's investment policies, the Fund's investment in an ADR will be considered an investment in a domestic security.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B. Foreign Securities

Each Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of a Fund's assets. Flag Investors - Income Opportunity Fund may invest up to 20% of its net assets in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States ("U.S."). Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

C.       Fixed Income Securities

1. U.S. Government Securities Each Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

2. Corporate Debt Obligations Each Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. Each Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

3. Non-investment grade securities. Each Fund may invest in non-investment grade securities. Non-investment grade securities (commonly called "high yield bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may sometimes fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value, like all bonds, will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences unexpected net redemptions, this may force it to sell its high yield bonds, without regard to their investment merits, thereby decreasing the asset base upon which a Fund's expenses can be spread and possibly reducing a Fund's rate of return.

Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor's research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

4. Variable Amount Master Demand Notes. Each Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by a Fund will be payable within a prescribed notice period not to exceed seven days.

Risks. The Fund may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Advisor monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

5. Other Fixed Income Securities Each Fund many invest in short-term money market instruments issued in the United States or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers' acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody's or in similar other money market securities. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's performance.

Each Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit)

6.       Additional Risks of Fixed Income Securities.

General. The market value of the interest-bearing fixed income securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in a Fund is subject to risk even if all fixed income securities in a Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities. Bankruptcy, litigation or other conditions may impair an issuer's ability to pay, when due, the principal of and interest on its fixed income securities.

Credit. Each Fund's investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that a Fund holds. A Fund may invest in high yield securities that provide poor protection for payment of principal and interest but may have greater potential for interest income and capital appreciation than do higher quality securities. These securities also have greater risk of default or price changes due to changes in the issuers' creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates. Under such conditions, a Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately.

The Advisor may use NRSRO ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

The Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Advisor determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. The Fund's investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Advisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Advisor will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

Foreign Securities Risks. To the extent that the Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities - Foreign Securities Risks" above.

D.       Illiquid and Restricted Securities

General. Each Fund may invest in illiquid and restricted securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days;
(2) purchased over-the-counter options; and (3) securities which are not readily marketable.

Restricted securities, except as otherwise determined by the Advisor, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

Risks. Certain risks are associated with holding illiquid and restricted securities. Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Advisor to be liquid, can become illiquid.

Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Advisor takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are liquid.

E.       Options

General. Under normal conditions the Funds do not expect to use options as part of their respective strategies; however, each Fund may write covered call options. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price.

Specifically, each Fund may write options on securities in which it may invest or on market indices based in whole or in part on such securities it may invest.

Currently, the Funds do not have any intention of investing in options for purposes other than hedging. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain an offsetting ("covered") position in the underlying security or an offsetting option . A Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with that Fund's Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

Each Fund has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore each Fund is not subject to registration or regulation as a commodity pool operator under the Act.

Risks. There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Advisor's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by a Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

F. Open-End and Closed-End Investment Companies

General. Each Fund may invest in shares of closed-end investment companies that invest chiefly in shares of companies located outside the United States. Each Fund may also invest in shares of other open-end and closed-end investment companies consistent with its investment objectives and strategies. Each Fund may invest in money market mutual funds, pending investment of cash balances. Each Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act.

Risks. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company's advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities -Foreign Securities Risks" above.

G. Foreign Currencies Transactions

General. Each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs.

Risks. Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another.

H. Borrowing

Each Fund may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing. Each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes but not in excess of 10% of its total assets at the time or borrowing. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to these limitations. A reverse repurchase agreement is a transaction in which a Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

I. Securities Lending and Repurchase Agreements.

Each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. A Fund may pay fees to arrange for securities loans.

Each Fund may enter into repurchase agreements which are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans, repurchase agreements and reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

J. When-Issued Securities and Forward Commitments.

Each Fund may purchase securities offered on a "when-issued" and "forward commitment" basis (including a delayed delivery basis). Securities purchased on a "when-issued" or "forward commitment basis" are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a "delayed delivery" basis when the transaction is structured to occur some time in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV.

K.       Temporary Defensive Position

Each Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

L.       Core and Gateway(R)

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.



2.  Investment Limitations
--------------------------------------------------------------------------------

For purposes of all investment policies of each Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which a Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which a Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval. A Fund, however, must provide 60 days' prior written notice if it changes its policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in certain types of investments ("80% Policy"). If a Fund uses data based on a broad-based index to test compliance with its 80% Policy, the Fund will use data from the index as of the most recent prior month end.

A.       Fundamental Limitations

Each Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval.


1.       Diversification

Each Fund may not with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.       Senior Securities

The Funds may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.       Borrowing

The Funds may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.       Underwriting

The Funds may not underwrite securities issued by others, except to the extent that the Funds may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5.       Concentration

Except for any Fund that is "concentrated" in an industry or group of industries within the meaning of the 1940 Act, the Funds may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6.       Real Estate

The Funds may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Funds may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7.       Commodities

The Funds may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Funds from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8.       Loans

The Funds may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

9.       Pooled Funds

The Funds may, notwithstanding any other fundamental investment policy or limitation, invest all of their assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Fund.

B.       Non-Fundamental Limitations

Each Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. A Fund may not:

1.       Securities of Investment Companies

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

2.       Short Sales

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.       Purchases on Margin

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.       Exercising Control of Issuers

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5.       Illiquid Securities

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value and (2) repurchase agreements not entitling the holder to payment of principal within seven days. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.


3.  Management
--------------------------------------------------------------------------------

A.       Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and Monarch Funds, another investment company (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. The Trustees and officers listed below also serve in the capacities noted below for Monarch Funds with the exception of Mr. Collier and Ms. Bakke who do not serve as officers of Monarch Funds. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust advisor and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer is also an Interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds.


----------------------------- --------------------- ----------------------- ----------------------------------------------
            Name                    Position          Term of Office and               Principal Occupation(s)
                                                            Length
                                    with the                of Time                            During
       and Birth Date                Trust                  Served                          Past 5 Years
----------------------------- --------------------- ----------------------- ----------------------------------------------
Independent Trustees
----------------------------- --------------------- ----------------------- ----------------------------------------------
----------------------------- --------------------- ----------------------- ----------------------------------------------
J. Michael Parish             Chairman of the       Trustee since 1989      Retired; Partner, Wolf, Block, Schorr and
Born: November 9, 1943        Board; Trustee;       Chairman of the Board   Solis-Cohen LLP (law firm) 2002 - 2003;
                              Chairman,             since 2004              Partner, Thelen Reid & Priest LLP (law firm)
                              Compliance                                    from 1995 - 2002.
                              Committee,
                              Nominating
                              Committee and
                              Qualified Legal
                              Compliance Committee
----------------------------- --------------------- ----------------------- ----------------------------------------------
----------------------------- --------------------- ----------------------- ----------------------------------------------
Costas Azariadis              Trustee               Trustee since 1989      Professor of Economics, Washington
Born: February 15, 1943       Chairman, Valuation                           University (effective 2006); Professor of
                              Committee                                     Economics, University of California-Los
                                                                            Angeles 1992 - 2006.
----------------------------- --------------------- ----------------------- ----------------------------------------------
----------------------------- --------------------- ----------------------- ----------------------------------------------
James C. Cheng                Trustee; Chairman,    Trustee since 1989      President, Technology Marketing Associates
Born: July 26, 1942           Audit Committee                               (marketing company for small- and
                                                                            medium-sized businesses in New England).
----------------------------- --------------------- ----------------------- ----------------------------------------------
----------------------------- --------------------- ----------------------- ----------------------------------------------
Interested Trustee
----------------------------- --------------------- ----------------------- ----------------------------------------------
----------------------------- --------------------- ----------------------- ----------------------------------------------
John Y. Keffer                Trustee               Trustee since 1989      President, Forum Foundation (a charitable
Born: July 15, 1942           Chairman, Contracts                           organization) since 2005; President, Forum
                              Committee                                     Trust, LLC (a non-depository trust company)
                                                                            since 1997; President, Citigroup Fund Services,
                                                                            LLC ("Citigroup") 2003 - 2005; President,
                                                                            Forum Financial Group, LLC ("Forum"), (a fund
                                                                            services company acquired by Citibank, N.A.
                                                                            in 2003).
----------------------------- --------------------- ----------------------- ----------------------------------------------
----------------------------- --------------------- ----------------------- ----------------------------------------------
Officers
----------------------------- --------------------- ----------------------- ----------------------------------------------
----------------------------- --------------------- ----------------------- ----------------------------------------------
Simon D. Collier              President and         Since 2005              Managing Partner, Foreside Financial Group,
Born:  October 22, 1961       Principal Executive                           LLC since April 2005; Chief Operating
                              Officer                                       Officer and Managing Director, Global Fund
                                                                            Services, Citigroup 2003-2005; Managing
                                                                            Director, Global Securities Services for
                                                                            Investors, Citibank, N.A. 1999-2003.
----------------------------- --------------------- ----------------------- ----------------------------------------------
----------------------------- --------------------- ----------------------- ----------------------------------------------
Trudance L. Bakke             Principal Financial   Since 2005 (Principal   Director, Foreside Financial Group, LLC
Born: August 11, 1971         Officer and           Financial Officer since since 2006; Product Manager, Citigroup 2003
                              Treasurer             2006)                   - 2006; Senior Manager of Corporate Finance,
                                                                            Forum 1999 - 2003.
----------------------------- --------------------- ----------------------- ----------------------------------------------
----------------------------- --------------------- ----------------------- ----------------------------------------------
Beth P. Hanson                Vice President/        Since 2003             Relationship Manager, Citigroup since 2003;
Born: July 15, 1966           Assistant Secretary                           Relationship Manager, Forum 1999 - 2003.
----------------------------- --------------------- ----------------------- ----------------------------------------------
----------------------------- --------------------- ----------------------- ----------------------------------------------
Sara M. Morris                Vice President        Since 2004              Director and Relationship Manager, Citigroup
Born: September 18, 1963                                                    since 2004; Chief Financial Officer, The VIA
                                                                            Group, LLC (a strategic marketing company)
                                                                            2000 - 2003.
----------------------------- --------------------- ----------------------- ----------------------------------------------
----------------------------- --------------------- ----------------------- ----------------------------------------------
David M. Whitaker             Secretary             Since 2004              Product Manager, Citigroup since 2004;
Born: September 6, 1971                                                     Assistant Counsel, PFPC, Inc. (a fund
                                                                            services company) 2000 - 2004.
----------------------------- --------------------- ----------------------- ----------------------------------------------

B.       Trustee Ownership in Each Fund in Family of Investment Companies


------------------------------------------ ------------------------------------------ ---------------------------------------
                                                                                       Aggregate Dollar Range of Ownership
                                                                                          as of December 31, 2005 in all
                                                                                         Registered Investment Companies
                                            Dollar Range of Beneficial Ownership in      Overseen by Trustee in Family of
                                               the Funds as of December 31, 2005              Investment Companies.
                Trustees
------------------------------------------ ------------------------------------------ ---------------------------------------
Interested Trustees
------------------------------------------ ------------------------------------------ ---------------------------------------
John Y. Keffer                                               None                                  $1 to 10,000
------------------------------------------ ------------------------------------------ ---------------------------------------
Independent Trustees
------------------------------------------ ------------------------------------------ ---------------------------------------
Costas Azariadis                                             None                                      None
------------------------------------------ ------------------------------------------ ---------------------------------------
James C. Cheng                                               None                                      None
------------------------------------------ ------------------------------------------ ---------------------------------------
J. Michael Parish                                            None                                  Over $100,000
------------------------------------------ ------------------------------------------ ---------------------------------------

C.       Ownership of Securities of the Advisor and Related Companies

As of December 31, 2005, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of any Trust investment advisor, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment advisor or principal underwriter.

D.       Information Concerning Trust Committees

1.       Audit Committee

The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

2.       Nominating Committee

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider any nominees for Trustee recommended by security holders.

3.       Valuation Committee

The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and certain officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board.

4.       Qualified Legal Compliance Committee

The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust.

5.       Contracts Committee

The Contracts Committee, which meets when necessary, consists of all of the Trustees. The Contracts Committee reviews the Trust's service provider contracts and fees in connection with their periodic approval.

6.       Compliance Committee

The Compliance Committee, which meets when necessary, consists of all of the Trustees and the Trust's Chief Compliance Officer ("CCO"). The Compliance Committee oversees the Trust's CCO and any compliance matters that arise and relate to the Trust.

E.       Compensation of Trustees and Officers

Each Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 ($750 for the Chairman) for each short special Board meeting attended and $1,500 ($2,250 for the Chairman) for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. In addition, a $3,000 annual stipend will be paid to each Trustee that serves as Chairman of one or more Board Committees. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees to be paid to each Trustee by the Funds and the Fund Complex for the fiscal year ending October 31, 2007.

------------------------- ------------------------------- ------------------------------ ---------------------------
                                                             Compensation from Flag       Total Compensation from
                              Compensation from Flag           Investors - Income          Trust and Fund Complex
        Trustee                 Investors - Equity              Opportunity Fund
                                 Opportunity Fund
------------------------- ------------------------------- ------------------------------ ---------------------------
------------------------- ------------------------------- ------------------------------ ---------------------------
Costas Azariadis                        $                               $                            $
------------------------- ------------------------------- ------------------------------ ---------------------------
------------------------- ------------------------------- ------------------------------ ---------------------------
James C. Cheng                          $                               $                            $
------------------------- ------------------------------- ------------------------------ ---------------------------
------------------------- ------------------------------- ------------------------------ ---------------------------
J. Michael Parish                       $                               $                            $
------------------------- ------------------------------- ------------------------------ ---------------------------

F.       Investment Advisor

1.       Services of Advisor

The Advisor serves as investment advisor to each Fund pursuant to investment y agreements with the Trust (each an "Advisory Agreement"). Under the applicable Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund.

2.       Ownership of Advisor

The Advisor is a limited liability company operating under the laws of Maryland. The Advisor is independent and privately owned with the controlling interest held by active employees, namely Bruce Behrens, J. Dorsey Brown, , Hobart Buppert, Lee Owen, and Robert Hutchings Vernon.

3.       Information Regarding Portfolio Manager

The following information regarding Hobart Buppert, each Fund's portfolio manager, has been provided by the Advisor.

Other Accounts Under Management. As of June 30, 2006, Mr. Buppert serviced two other registered investment companies with combined assets of $926,951,000, no other pooled vehicles and 43 other accounts with combined assets of $950,637,000. The 43 separate accounts managed by Mr. Buppert represent 31 relationships with an average tenure of over 15 years. None of the accounts listed above pay the Advisor a performance based management fee.

Conflicts of Interest for Portfolio Manager. The Advisor does not believe that material conflicts of interest arise as result of a portfolio manager's servicing of multiple accounts for the following reasons: (1) the management approach of the Advisor involves processes that help mitigate the evolvement of conflicts of interest between accounts, (2) the maintenance by the Advisor of portfolio allocation and best execution procedures, (3) the maintenance by Advisor of a Code of Ethics that establishes standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of a Fund may abuse their fiduciary duties to the Fund; and (4) the nature of the management fee has no bearing on how the Advisor manages a client account.

If a material conflict of interest arises between a Fund and other accounts managed by the portfolio manager, the Advisor will proceed in a manner that ensures that the Fund will not be treated less favorably.

Information Concerning Compensation of Portfolio Manager. As of October 31, 2006, the portfolio manager has a compensation package that includes: a fixed salary and bonus, which is paid out of a bonus pool that is calculated as a percentage of the Advisor's operating income. The portfolio manager is paid bonuses which are a fixed percentage of the bonus pool. There is no difference in compensation, or in the method used to determine compensation, for the management of the fund versus the management of other accounts.

Portfolio Manager Ownership in the Fund. As of October 31, 2006, the Funds had not commenced operations and thus the portfolio manager did not own any shares of a Fund; however, Mr. Buppert does intend to personally own shares of the Funds upon commencement of operations.

4.       Fees

The Advisor's fee is calculated as a percentage of each Fund's average daily net assets. The fee, if not waived, is accrued daily by each Fund and is assessed to each class based on average net assets for the previous month. The Advisor's fee is paid monthly based on average net assets for the prior month.

In addition to receiving its advisory fee from each Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in each Fund. If you have a separately managed account with the Advisor with assets invested in a Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee received from you.

Advisory fee information is not provided because the Funds have not commenced operations prior to the date of this SAI.

5.       Other Provisions of Advisory Agreement

The Advisor is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

G.       Distributor

1.       Distribution Services

The Distributor (also known as principal underwriter) of the shares of each Fund is located at Two Portland Square, 1st Floor, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Collier is an affiliates of the Trust and the Distributor as he serves as an officer of each entity.

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of each Fund. The Distributor continually distributes shares of each Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a "Financial Institution," collectively, the "Financial Institutions") for distribution of shares of each Fund (see "purchases through Financial Institutions").

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain Financial Institutions, the sales charge paid by the purchasers of A Shares.

2.       Distribution Plan  (A Shares)

The Trust has adopted a Rule 12b-1 plan under which each Fund is authorized to pay to the Distributor or any other entity approved by the board (collectively, "payees") as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of A Shares of the Funds. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Funds. The plan is a core component of the ongoing distribution of A Shares. Mr. Collier an officer of the Trust and a principal of the Distributor, has a direct financial interest in the operations of the plan due to his ownership interest in the Distributor.

The plan provides that payees may incur expenses for distribution and service activities including but are not limited to: (1) any sales, marketing and other activities primarily intended to result in the sale of a Fund's shares and (2) providing services to holders of shares related to their investment in a Fund, including without limitation providing assistance in connection with responding to the Fund's shareholder inquiries regarding the Fund's investment objective, policies and other operational features, and inquiries regarding shareholder accounts. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a Payee who engages in or supports the distribution of Fund shares, or who provides shareholder servicing such as responding to a Fund's shareholder inquiries regarding the Fund's operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of a Fund's shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Advisor or others in connection with the offering of a Fund's shares for sale to the public.

The plan requires the Payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made. The plan obligates the Fund to compensate a payee for services and not to reimburse it for expenses incurred.

The plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution/shareholder servicing pursuant to the plan without approval by shareholders of all A Shares and that other material amendments of the plan must be approved by the Independent Trustees. The plan may be terminated with the respect to a Fund's A Shares at any time by the Board, by a majority of the Independent Trustees or by shareholders of the applicable Fund's A Shares.

Information regarding payment of distribution fees is not provided because the Funds have not commenced operations prior to the date of this SAI.

H.       Compliance Services

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Chief Compliance Officer ("CCO"), an Anti-Money Laundering Compliance Officer ("AMLCO") and Sarbanes-Oxley certifying officers ("Certifying Officers") to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO,AMLCO and Certifying Officers and for providing the Compliance Services under the Compliance Agreement, FCS receives a fee from the Funds of (i) $22,500 (allocated equally to all Trust series for which the Advisor provides management services), $5,000 per Fund and an (ii) annual fee of 0.01% of each Fund's average daily net assets, subject to an annual maximum of $20,000 per Fund. Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay FCS directly for the Compliance Services rendered to the Funds.

The Compliance Agreement with respect to a Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by FCS with respect to a Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance

Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, FCS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, FCS and certain related parties (such as officers of FCS or certain officers of the Distributor and persons who control FCS or the Distributor) are indemnified by the Trust against any and all claims and expenses related to FCS's actions or omissions, except for any act or omission resulting from FCS's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Information regarding payment of Compliance Services fees is not provided because the Funds have not commenced operations prior to the date of this SAI.

I.       Other Fund Service Providers

1.       Administrator

As Administrator, pursuant to an administration agreement (the "Administration Agreement") with the Trust, the Administrator administers the Trust's operations with respect to the Funds except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator's responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Funds; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Trust's tax returns, the preparation of financial statements and related reports to the Trust's shareholders, the SEC and state and other securities administrators; (4) provide the Trust with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Trust's investment advisors in monitoring Fund holdings for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the oversight of the Trust's counsel and with the cooperation of the Advisors, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

For administration, fund accounting and transfer agency services, Citigroup receives 0.12% on the first $100 million of the combined assets of all Flag Investors Funds; 0.075% on the next $400 million on the combined assets of all Flag Investors Funds; 0.05% on the next $500 million of the combined assets of all Flag Investors Funds; and 0.03% on Flag Investors Fund assets over $1 billion ("Bundled Fee"). The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month. The Administrator pays the Trust's financial obligations for Compliance Services performed under the Compliance Agreement with respect to each Fund.

The Administration Agreement with respect to each Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to a Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to each Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Administration fee information is not provided because the Funds have not commenced operations prior to the date of this SAI.

2.       Fund Accountant

As fund accountant, pursuant to an accounting agreement (the "Accounting Agreement") with the Trust, Citigroup provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing each Fund's financial statements and tax returns.

For its administration, fund accounting and transfer agency services, Citigroup receives a Bundled Fee. In addition to the Bundled Fee, Citigroup also receives from each Fund the following compensation relating to fund accounting services rendered: $2,000 per month for each class above three in any Fund, $500 per month per each additional manager, and certain surcharges based upon the number and type of each Fund's portfolio transactions and positions. The fees paid to the Accountant are accrued daily by each Fund and are paid monthly based, in part, on transactions and positions for the previous month.

The Accounting Agreement with respect to each Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to each Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to each Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating each Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and each Fund.

Fund Accountant fee information is not provided because the Funds have not commenced operations prior to the date of this SAI.

3.       Transfer Agent

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement ("Transfer Agency Agreement") with the Trust, the Transfer Agent maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

4.       Custodian

Citibank, N.A. is the Custodian for the Funds and safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Funds' domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.

For its services, Citibank, N.A. receives a monthly maintenance fee of $300 per Fund, plus certain other transaction fees and asset-based fees. These fees are accrued daily by each Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       Legal Counsel

________________________________-, passes upon legal matters in connection with the issuance of shares of the Trust.

6.       Independent Registered Public Accounting Firm

___________________________________-, an independent registered public accounting firm, has been selected as auditor for each Fund. The auditor audits the annual financial statements of each Fund and provides each Fund with an audit opinion. The auditors also review certain regulatory filings of each Fund and the Funds' tax returns.

4.  Portfolio Transactions
--------------------------------------------------------------------------------

A.       How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of equity securities in the Funds are done on a best execution basis. Purchase and sales are completed via brokers for a negotiated commission in line with current industry standards. Where applicable, alternative methods will be used to complete trades.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

B.       Commissions Paid

Commission information is not provided because the Funds have not commenced operations prior to the date of this SAI.

C.       Advisor Responsibility for Purchases and Sales

The Advisor places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Advisor. Each Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisor in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Advisor seeks "best execution" for all portfolio transactions. This means that the Advisor seeks the most favorable price and execution available. The Advisor's primary consideration in executing transactions for each Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D.       Choosing Broker-Dealers

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Advisor's duties, the Advisor may consider payments made by brokers effecting transactions for a Fund. These payments may be made to a Fund or to other persons on behalf of a Fund for services provided to a Fund for which those other persons would be obligated to pay.

The Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

E.       Obtaining Research from Brokers

The Advisor has full brokerage discretion. The Advisor evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Advisor may give consideration to research services furnished by brokers to the Advisor for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Advisor's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems and formal databases. Typically, the research will be used to service all of the Advisor's accounts, although a particular client may not benefit from all the research received on each occasion. The Advisor's fees are not reduced by reason of the Advisor's receipt of research services. Since most of the Advisor's brokerage commissions for research are for economic research on specific companies or industries, and since the Advisor follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Advisor's clients and a Fund's investors.

F.       Counterparty Risk

The Advisor monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G.       Transactions through Affiliates

The Advisor may effect transactions through affiliates of the Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

H.       Other Accounts of the Advisor

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In rare instances, the Advisor may effect trades between one client and another, if in the best interest of both parties. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Advisor's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for each Fund and other client accounts managed by the Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

I.       Portfolio Turnover

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses. Under normal circumstances, the Advisor is a long-term investor with holdings periods for stocks of one to five years, therefore on average, the annual portfolio turnover is expected to be approximately 30%.

J.       Securities of Regular Broker-Dealers

From time to time, a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund's last fiscal year; or (3) sold the largest amount of a Fund's shares during the Fund's last fiscal year.

K.        Portfolio Holdings

Portfolio holdings of the Funds are disclosed to the public on a quarterly basis in forms required to be filed with the SEC. Portfolio holdings as of the end of the Funds' annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report. Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Funds' latest semi-annual report to shareholders or a copy of the Funds' latest Form N-Q which contains the Funds' portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Funds' latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Funds' Advisor makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Funds' investments by country, sector and industry, as applicable. This holdings information is made available through the Funds' or Advisor's website, marketing communications (including printed advertisements and sales literature), and/or the Funds' Transfer Agent telephone customer service center that supports the Funds. This information is released within 15 after days after the month end.

The Funds' nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Funds' operations that the Funds have retained them to perform. The Funds' Advisor, who manages the Funds' portfolios, has regular and continuous access to the Funds' portfolio holdings. In addition, the Funds' Advisor, Administrator, Custodian, Distributor and Fund Accountant as well as proxy voting services, mailing services and financial printers may have access to the Funds' nonpublic portfolio holdings information on an ongoing basis. The Funds' Trustees and officers, and legal counsel to the Funds and to the Independent Trustees, may receive such information on an as needed basis. The Funds' independent accountants receive such information at least semi-annually. Mailing services and financial printers receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter.

From time to time, the Advisor also may disclose nonpublic information regarding the Funds' portfolio holdings to certain mutual fund consultants, analysts and rating and ranking entities, or other entities or persons ("Recipients") that have a legitimate business purpose in receiving such information. Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if the Compliance Committee of the Board determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Funds have a legitimate business purposes for the disclosing the information; and (3) the disclosure is in the best interests of the Funds and their shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential;
(2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Funds, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the
Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will implement or have in place procedures to monitor compliance by its employees with the term of the confidentiality agreement; and (3) upon request from the Adviser or the Fund, will return or promptly destroy the information. The Compliance Committee shall report to the Board of Trustees at the next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Compliance Committee's reasons for determining to permit such disclosure.

No compensation is received by the Funds, nor, to the Funds' knowledge, paid to the Advisor or any other party, by any service provider or any other person in connection with the disclosure of the Funds' portfolio holdings. As indicated above, with respect to the Trustees, its officers, the Advisor, the Administrator and the Distributor, the Board has approved codes of ethics (collectively, "Codes") that are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Funds' portfolio holdings. In addition, the Funds' service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Funds' portfolio holdings disclosure policy is subject to periodic review by the Board of Trustees. In order to help ensure that the Funds' portfolio holdings disclosure policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board on such disclosure. In addition, the Board will receive any interim reports that are required by the portfolio disclosure policy or that the CCO may deem appropriate. Any conflict identified by the Funds resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Advisor, principal underwriter or any affiliate of the Funds, the Advisor or principal underwriter will be reported to the Board for appropriate action.

There is no assurance that the Funds' portfolio holdings disclosure policy will protect the Funds against potential misuse of holdings information by individuals or firms in possession of that information.

5.  Purchase and Redemption Information
--------------------------------------------------------------------------------

A.       General Information

You may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent or through an authorized financial institution.

Each Fund class accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.       Additional Purchase Information

Shares of each Fund or class thereof are sold on a continuous basis by the Distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of a Fund class may be higher than a Fund class' NAV.

Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Advisor's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. Each Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.       UGMAs/UTMAs

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

3.       Purchases through Financial Institutions

You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of a Fund. Your order will be priced at a Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.

If you purchase shares through a Financial Institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. No Fund is responsible for the failure of any Financial Institution to carry out its obligations. Investors purchasing shares of a Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.

The Advisor may enter into arrangements with Financial Institutions. The Advisor may, at its own expense, compensate the Financial Institutions in connection with the sale or expected sale of Fund shares and it may sponsor various educational activities held by the Financial Institutions to promote sales of the Fund.

Certain Financial Institutions may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through retirement plans and other investment programs. A Financial Institution may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. The Advisor or the Fund (if approved by the Board) may pay fees to these Financial Institutions for their services.

The Advisor may also compensate a Financial Institution for providing certain marketing support services, including finders fees, third party marketing services, business planning assistance, advertising, educating personnel of the

Financial Institution about the Fund and shareholder financial planning needs, providing placement on the Financial Institution's list of offered funds, counseling on the preparation of sales material and presentations and arranging access to sales meetings, sales representatives and management representatives of the Financial Institutions. The above payments are made to Financial Institutions that are registered as holders of record or dealers of record for accounts in the Fund. These payments are generally based on one or more of the following factors: average net assets of the Fund shares attributable to that dealer, gross or net sales of Fund shares attributable to that dealer, reimbursement of ticket charges (including fees that a dealer firm charges its representatives for effecting transactions in fund shares and payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or a negotiated lump sum payment for services rendered.

The Advisor may compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Eligibility requirements for such payments to Financial Institutions are determined by the Advisor. Such payments will create an incentive for the Financial Institutions to recommend that investors purchase Fund shares. Separately, the Advisor may enter into one or more arrangements with third-party marketing firms. If such is the case, compensation to such firms will be consistent to costs associated with wholesaling and/or marketing mutual funds. Such compensation will be in addition to any marketing support and/or program servicing payments. From time to time, the Advisor, at its expense, may provide additional compensation to Financial Institutions that sell or arrange for the sale of shares of the Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Advisor may include financial assistance to Financial Institutions that enable the Advisor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips.

C.       Additional Redemption Information

You may redeem shares of the Fund at the NAV per share minus any applicable redemption fee. Accordingly, the redemption price per share of the Fund may be lower than its NAV per share. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.       Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.       Redemption-In-Kind

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV Determination

In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       Distributions

Distributions of net investment income will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6.  Taxation
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to each Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax provisions applicable to them.

A.       Qualification as a Regulated Investment Company

Each Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is October 31 (the same as each Fund's fiscal year end).

1.       Meaning of Qualification

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

o The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       Failure to Qualify

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of a Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) if paid on or before December 31, 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent a Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. A Fund's distributions of dividends that it received from REITs generally do not constitute "qualified dividend income."

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

Each Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C.       Certain Tax Rules Applicable to the Funds' Transactions

For Federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. A Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle; (2) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to each Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain.

If a Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States Federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." The Fund could elect to "mark-to market" stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed  to  the  Fund.  Any  such  income  would  be  subject  to  the  90%
distribution   requirement   described  above  and  calendar  year  distribution
requirement described below.

D.       Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Fund so elects) of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, a Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.       Backup Withholding

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded.

G.       Foreign Shareholders

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. You generally would be exempt from Federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.       State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in a Fund.

I.       Foreign Income Tax

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by a Fund.


7.  Other Matters
--------------------------------------------------------------------------------

A.       The Trust and Its Shareholders

1.       General Information

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following series:

Absolute Strategies Fund(1)                    Dover Responsibility Fund (1)
Adams Harkness Small Cap Growth Fund           Flag Investors - Equity Opportunity Fund(3)
Austin Global Equity Fund                      Flag Investors - Income Opportunity Fund(3)
Auxier Focus Fund(2)                           Fountainhead Special Value Fund
Brown Advisory Growth Equity Fund (3)          Golden Large Core Value Fund (6)
Brown Advisory Intermediate Income Fund (3)    Golden Small Core Value Fund (6)
Brown Advisory International Fund (4)          Jordan Opportunity Fund
Brown Advisory Maryland Bond Fund (4)          Mastrapasqua Growth Fund
Brown Advisory Opportunity Fund(3)             Merk Hard Currency Fund (6)
Brown Advisory Real Estate Fund (4)            Payson Total Return Fund
Brown Advisory Small-Cap Growth Fund (5)       Payson Value Fund
Brown Advisory Small-Cap Value Fund (3)        Polaris Global Value Fund
Brown Advisory Value Equity Fund (3)           SteepleView Fund
DF Dent Premier Growth Fund                    Winslow Green Growth Fund (6)


(1) The Trust offers shares of beneficial interest in Institutional, A and C classes of this series.
(2) The Trust offers shares of beneficial interest in Investor, A and C classes of this series.
(3) The Trust offers shares of beneficial interest in A and Institutional classes of this series.
(4) The Trust offers shares of beneficial interest in an Institutional class of this series.
(5) The Trust offers shares of beneficial interest in Institutional and A classes of this series. The Fund has ceased the public offering of D
     Shares. This means that the class is closed to new investors and current shareholders cannot purchase additional shares.
(6) The Trust offers shares of beneficial interests in Institutional and Investor classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each series and classes thereof will continue indefinitely until terminated.

2.       Series and Classes of the Trust

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance. For more information on any other class of shares of a Fund, investors may contact the Transfer Agent.

3.       Shareholder Voting and Other Rights

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       Termination or Reorganization of Trust or Its Series

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.       Fund Ownership

As of October 31, 2006, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of the Funds. Also as of that date, no shareholders of record owned 5% or more of the shares of the Funds.

From time to time, certain shareholders may own a large percentage of the shares of the Funds. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of October 31, 2006, no shareholder may be deemed to control a Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's voting securities.

C.                 Limitations on Shareholders' and Trustees' Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       Proxy Voting Procedures

Copies of the proxy voting procedures of the Trust and the Advisor are included in Appendix B. Information regarding how a Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by contacting the Transfer Agent at 888-FlagFnd (352-4363)and (2) on the SEC's website at www.sec.gov.

E.       Code of Ethics

The Trust, the Advisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between a Fund and personnel of the Trust, the Advisor and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by a Fund, subject to certain limitations.

F.       Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

Appendix A - Description of Securities Ratings
--------------------------------------------------------------------------------

A.       Corporate Bonds (Including Convertible Bonds)

1.       Moody's

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

B.       Preferred Stock

1.       Moody's

Aaa An issue that is rated "Aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa An issue that is rated "Aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       S&P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       Short Term Ratings

1.       Moody's

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not
Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Appendix B - Proxy Voting Procedures
--------------------------------------------------------------------------------


                                   FORUM FUNDS
                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  July 31, 2003
                          As Amended September 14, 2004


         SECTION 1.        PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

         SECTION 2.        RESPONSIBILITIES

         (A) Advisor. Pursuant to the investment advisory agreements between the Trust and the investment advisors providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment advisor (each an "Advisor"). These Policies are to be implemented by each Advisor of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Advisor shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Advisor shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Advisor with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Advisor's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Advisor.

         The Advisor shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Advisor or to an agent of the Advisor selected by the Advisor to vote proxies with respect to which the Advisor has such discretion (a "Proxy Voting Service").

         (B) Proxy Manager. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Advisor and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.        SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Advisor should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.        POLICIES AND PROCEDURES FOR VOTING PROXIES

         (A)      General

                    (1) Use of Advisor Proxy Voting Guidelines or Proxy Voting Service. If (A) the Advisor has proprietary proxy voting guidelines that it uses for its clients or the Advisor uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Advisor intends to use such Advisor or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Advisor's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Advisor Guidelines"), then the Advisor may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Advisor Guidelines.

                    (2) Independence. The Advisor will obtain an annual certification from the Proxy Voting Service that it is independent from the Advisor. The Advisor shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Advisor on behalf of the Fund.

                    (3) Absence of Proxy Voting Service Guidelines. In the absence of Advisor Guidelines, the Advisor shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      Routine Matters

         As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                  (1) Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                  (2) Appointment of Auditors. Management recommendations will generally be supported.

                  (3) Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer.

                  (4) Common Stock Increase Authorization. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)       Non-Routine Matters

                  (1) Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis.

                  (2) Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                  (3) Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                  (4) Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                  (5) Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.


         (D)      CONFLICTS OF INTEREST

         Each Advisor is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Advisor may have a conflict of interest in voting proxies on behalf of a Fund advised by the Advisor. A "conflict of interest" includes, for example, any circumstance when the Fund, the Advisor, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

         If the Advisor determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Advisor shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Advisor or independent third parties that evaluate proxy proposals. The Advisor will vote the proposal according the determination and maintain records relating to this process.

         (E)      Abstention

         The Trust may abstain from voting proxies in certain circumstances. The Advisor or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                        ALEX. BROWN INVESTMENT MANAGEMENT
                      PROXY VOTING POLICIES AND PROCEDURES
                                  July 30, 2003

1.       BACKGROUND

         The policies and procedures of Alex. Brown Investment Management ("the Advisor") for voting proxies received for accounts managed by the Advisor are set forth below and are applicable if:

          o The underlying advisory agreement (or comparable written instructions) entered into with the client expressly provides that the Advisor shall be responsible to vote proxies received in connection with the client's account; or

          o In case of an employee benefit plan, the client (or any plan trustee or other fiduciary) either has not reserved the power to vote proxies in the underlying advisory agreement entered into with the client or in the client's plan documents; or

          o    For  Investment   Companies  for  which  the  Advisor  serves  as
               sub-advisor.


         These Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in an appropriate manner and should complement the Advisor's investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies that are issuers of securities held in managed accounts. Please direct any questions about these policies and procedures to Alex. Brown Investment Management.


2.       PROXY VOTING POLICIES

         The Advisor shall vote proxies related to securities held by any client in a manner that is in the best interest of the client. The Advisor shall consider only those factors that relate to the client's investment or dictated by the client's written instructions, including how its vote will economically impact and affect the value of the client's investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client).


         Proxy votes generally will be cast in favor of proposals that:


          o Maintain or strengthen the shared interests of shareholders and management;

          o    Increase shareholder value;

          o Maintain or increase shareholder influence over the issuer's board of directors and management; and,

               o    Maintain or increase the rights of shareholders.



         Proxy votes generally will be cast against proposals having the opposite effect.


         The proxy committee, consisting of the chief investment officer, a principal of the Advisor and a senior research analyst, is responsible for adopting guidelines that ensure that each proxy is voted in the best economic interests of the clients. These predetermined guidelines have been adopted to govern the proxy voting activities of the Advisor.

         Alex. Brown Investment Management has contracted with a third party proxy administrator to administer proxy voting and reporting for those accounts that have designated voting discretion to the Advisor. The Advisor, its employees and/or the proxy administrator shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot.


         In exercising its voting discretion, the Advisor and its employees shall avoid any direct or indirect conflict of interest raised by such voting decision. The Advisor will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to the Advisor or:

          o Any issuer of a security for which the Advisor acts as an advisor, manager, or other similar capacity; or

          o Any person with whom the Advisor has an existing, material contract or business relationship that was not entered into in the ordinary course of the Advisor's business.

         (Each of the above persons being an "Interested Person.")

         After informing the client of any potential conflict of interest, the Advisor will take other appropriate action as required under these Proxy Voting Policies and Procedures, as provided below.

         The Advisor and/or the third party proxy administrator shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written request.

         The Advisor shall take reasonable measures to inform its clients of (1) its proxy voting policies and procedures, and (2) the process or procedures clients must follow to obtain information regarding how the Advisor voted with respect to assets held in their accounts. This information will be provided to clients through the Advisor's Form ADV (Part II or Schedule H) disclosure or by separate notice to the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

         Copies of the Proxy Voting Policies and Procedures, as they may be updated from time to time, are made available to clients upon their written request.

         3.       PROXY VOTING PROCEDURES

          A. The Portfolio Manager or Research Analyst ("Responsible Party") who most closely follows a specific company shall be designated by the Advisor to be responsible for voting the proxies related to that company. The Advisor will assume the power to vote all proxies related to the client's account if any one of the three circumstances set forth in Section 1 above regarding proxy-voting powers is applicable.

          B. The proxy administrator will alert the Advisor of upcoming meetings and the Advisor will forward the proxy statement to the Responsible Party.

          C. Before voting, the Portfolio Manager (or his designee) for each account will verify whether his or her voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

          D. Before voting, the Advisor will verify whether an actual or potential conflict of interest with the Advisor or any Interested Person exists in connection with the subject proposal(s). The determination regarding the presence of any actual or potential conflict of interest shall be adequately documented, reviewed and signed off on by a Principal of the Advisor.

          E. If an actual or potential conflict is found to exist, the Advisor will vote based on predetermined guidelines or will notify the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) in sufficient detail and with sufficient time to reasonably inform the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) of the actual or potential conflict involved.

               The Advisor will either request the client's consent to the Advisor's vote recommendation or may request the client to vote the proxy directly or through another designee of the client. The consent thereto may be received by mail, fax, electronic transmission or any other reliable form of communication that may be recalled, retrieved, produced, or printed in accordance with the record keeping policies and procedures of the Advisor. If the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) is unreachable or has not affirmatively responded before the response deadline for the matter being voted upon, the Advisor may:

               o Cast its vote as recommended if the vote recommendation would fall against the Advisor's interest (or the interest of an Interested Person) and such vote recommendation is in the best interest of the client under the circumstances; or

               o Abstain from voting if such action is determined by the Advisor to be in the best interest of the client under the circumstances.


               F. The proxy administrator at the direction of the Advisor will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures stated above, the predetermined guidelines and any guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries if such guidelines are consistent with ERISA).

               G. In  accordance  with SEC Rule  204-2(c)(2),  as  amended,  the
               Advisor   and/or  the  proxy   administrator   shall  retain  the
               following:

               o    A copy of the proxy statement;

               o    A record of the vote cast;

               o A copy of any document created by the Advisor or its employees that was material in making the decision on how to vote the subject proxy;

               o A copy of any conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, the Advisor; and,


                  The above copies and records shall be retained for a period not less than five (5) years (or in the case of an employee benefit plan, no less than six (6) years).

               H.   Periodically the Advisor will:

               1. Verify that all annual proxies for the securities held in the client's account have been received;

               2. Verify that each proxy received has been voted in a manner consistent with the Proxy Voting Policies and Procedures and any guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries);
               3. Review the files to verify that records of the voting of the proxies have been properly maintained.

                                    PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

(c)    See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
       (a).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

    (4) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated, pertaining to Brown Advisory Small Cap Growth Fund, Brown Advisory Growth Equity Fund and Brown Advisory Real Estate Fund (Exhibit incorporated by reference as filed as Exhibit
          (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

    (5) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit
          (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

    (6) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated pertaining to Brown Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

    (7) Investment Advisory Agreement between Registrant and Shaker Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

    (8) Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

    (9) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

    (10) Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

    (11) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

    (12) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment
          No. 137 via EDGAR on October 30, 2003, accession number
          0001004402-03-000559).

    (13) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated pertaining to Brown Advisory Intermediate Income Fund, Brown Advisory Value Equity Fund, Brown Advisory Small

          Cap Value Fund and Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

    (14) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

    (15) Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

    (16) Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit
          (d) (20) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

    (17) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

    (18) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (19) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment
          No. 171 via EDGAR on May 6, 2005, accession number
          0001275125-05-000241).

    (20) Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (25) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

    (21) Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (d) (26) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

    (22) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment
          No. 176 via EDGAR on July 29, 2005, accession number
          0001275125-05-000362).

    (23) Interim Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(25) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

    (24) Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182.

    (25) Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

    (26) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Opportunity Fund . (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 193 via EDGAR on July 31, 2006 accession number 0001275125-06-000276).

    (27) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Funds (Exhibit filed herewith as Exhibit (d)(27)).

    (28) Form of Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited regarding Brown Advisory International Fund (Exhibit filed herewith as Exhibit
          (d)(28)).

    (29) Form of Investment Advisory Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (Exhibit filed herewith as Exhibit (d)(29)).

(e) (1) Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

    (2) Distribution Agreement between Registrant and Foreside Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 and August 8, 2005 (Exhibit filed herewith as Exhibit (e)(2)).

(f)       None.

(g) (1) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

    (2) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment
          No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

    (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

    (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

    (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

    (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (6) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

    (7) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

    (8) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment
          No. 119 via EDGAR on October 31, 2002, accession number
          0001004402-02-000463).

    (9) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

    (10) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (11) Shareholder Service Plan of Registrant dated September 22, 2004 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

    (12) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

    (13) Form of Contractual Fee Waiver Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

    (14) Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

    (15) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective amendment No. 193 via EDGAR on July 31, 2006 accession number 0001275125-06-000276).

    (16) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated March 30, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

    (17) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

    (18) Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated November 22, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

    (19) Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover
          Responsibility Fund dated March 1, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

    (20) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182)

    (21) Form of Contractual Fee Waiver Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (Exhibit filed herewith as Exhibit (h)(21)).

    (22) Compliance Services Agreement between Registrant and Foreside Compliance Services, LLC dated October 1, 2004 as amended and restated June 1, 2005 and August 8, 2006 (Exhibit filed herewith as Exhibit (h)(22))

(i)       None.

(j)       None.

(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Dover Responsibility Fund, Golden Large Core Value Fund, Golden Small Core Value Fund, Merk Hard Currency Fund, Shaker Fund, SteepleView Fund, Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (Exhibit filed herewith as Exhibit (m)(1))

(n) (1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

    (2) Rule 18f-3 Plan dated August 1, 2002 (as amended February 13, 2006) adopted by Registrant for Brown Advisory Small-Cap Growth Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Value Equity Fund, Brown Advisory Growth Equity Fund , Brown Advisory International Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Real Estate Fund, Brown Advisory Opportunity Fund and Brown Advisory Small-Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit
          (n)(2) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

    (3) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment
          No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (4) Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (5) Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (6) Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (7) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number
          0001275125-05-000389).

    (8) Rule 18f-3 Plan adopted by Registrant for Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

    (9) Rule 18f-3 Plan adopted by Registrant for Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (tobe filed by further amendment).

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number
          0001275125-05-000362).

    (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

    (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

    (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (5) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

    (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

    (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

    (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

    (9) Code of Ethics adopted by Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

    (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

    (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

    (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

    (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

    (14) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

    (15) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit
          (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

    (16) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

    (17) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

    (18) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

    (19) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (20) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

    (21) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (22) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (23) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (24) Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (25) Code of Ethics adopted by Grantham, Mayo, Van Otterloo & Co., LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (26) Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (27) Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (28) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (29) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (30) Code of Ethics adopted by Moody Aldrich Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(32) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (31) Code of Ethics adopted by Scout Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (32) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (33) Code of Ethics adopted by TT International Investment Management (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (34) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (35) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (36) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
          0001275125-05-000215).

    (37) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

    (38) Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

    (39) Code of Ethics adopted by Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (41) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

    (40) Code of Ethics adopted by Alex. Brown Investment Management (to be filed by further amendment).

    (41) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

Other Exhibits:

(A) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits (A) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number
       0001275125-05-000626).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

       None

ITEM 25. INDEMNIFICATION

       In accordance with Section 3803 of the Delaware Business Trust Act,
       Section 10.02 of Registrant's Trust Instrument provides as follows:

       "10.02.  INDEMNIFICATION

       (a) Subject to the exceptions and limitations contained in Section
       (b) below:

          (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

          (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

       (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

              (A) By the court or other body approving the settlement;

              (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

              (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

       (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

       (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

       (e) Conditional advancing of indemnification monies under this
       Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
       (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
       (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

       (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

       With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Auxier Asset Management, LLC, Bainbridge Capital Management, LLC; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

       "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

       With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Mastrapasqua & Associates; Merk Investments, LLC; Polaris Capital Management, Inc.; Shaker Investments, LLC; Spears, Grisanti & Brown, LLC; Windowpane Advisors, LLC; and Winslow Capital Management, LLC provide similarly as follows:

       "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the

       Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

       With respect to indemnification of the underwriter of the Trust,
       Section 8 of the Distribution Agreement provides:

       "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement;
       (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

       After receipt of the Distributor's notice of termination under
       Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

       (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten
       (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

       (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

       (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
       (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

       (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

       (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

       (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

       (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

       (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)    Winslow Management Company, LLC

       The following chart reflects the directors and officers of Winslow, including their business connections, which are of a substantial nature. The address of Winslow is 99 High Street, 12/th/ Floor, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                               Business Connection
----                 ----------------------------------  -------------------
Jack W. Robinson     President and Chief Investment      Winslow, Adams
                     Officer                             Harkness Financial
                                                         Group
Elizabeth Cluett     Partner                             Winslow
Thors
Matthew W. Patsky    Partner                             Winslow

(b)    AH Lisanti Capital Growth, LLC

       The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5/th/ Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name            Title                 Business Connection
----            --------------------  ----------------------------------
Mary Lisanti    President             AH Lisanti
John Adams      Chairman              AH Lisanti, Canaccord Adams Inc.
Kevin Dunn      Director              AH Lisanti, Canaccord Adams Inc.

(c)    Austin Investment Management, Inc.

       The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

Name            Title                                    Business Connection
----            ---------------------------------------  -------------------
Peter Vlachos   Director, President, Treasurer,          Austin
                Secretary

(d)    Auxier Asset Management LLC

       The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                          Business Connection
----                 -----------------------------  -------------------
James J. Auxier      Chief Executive Officer        Auxier
Shauna C. Tweedy     Chief Financial Officer        Auxier

(e)    Brown Investment Advisory Incorporated

       The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Advisory Holdings, Incorporated is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                       Business Connection
----                 --------------------------  -----------------------------
Michael D. Hankin    President & Director        Brown
                     Director and Chief          Brown Investment Advisory and
                     Executive Officer, Trustee  Trust Company
                     President and Chief         Brown Capital Holdings, Inc.
                     Executive Officer
David M. Churchill   Treasurer & Director        Brown
                     Treasurer and Chief         Brown Investment Advisory and
                     Financial Officer           Trust Company
                     Treasurer and Chief         Brown Capital Holdings, Inc.
                     Financial Officer
Christopher Laia     Secretary                   Brown
                     Secretary                   Brown Investment Advisory and
                                                 Trust Company
Patrick J. Ventura   Chief Compliance Officer    Brown

(f)    Cardinal Capital Management, L.L.C.

       The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                  Title                               Business Connection
----                  ----------------------------------  -------------------
Amy K. Minella        Managing Partner                    Cardinal
Eugene Fox            Managing Director                   Cardinal
Robert B. Kirkpatrick Managing Director                   Cardinal
Thomas J. Spelman     Managing Director/Chief Financial   Cardinal
                      Officer/Chief Compliance Officer

(g)    D.F. Dent and Company, Inc.

       The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                  Title                               Business Connection
----                  ----------------------------------  -------------------
Daniel F. Dent        President and Treasurer             D.F. Dent
Sutherland C. Ellwood Vice President                      D.F. Dent
Thomas F. O'Neil      Vice President and Secretary        D.F. Dent
Linda W. McCleary     Vice President                      D.F. Dent

(h)    Golden Capital Management, LLC

       The following chart reflects the directors and officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name               Title                             Business Connection
----               --------------------------------  -------------------------
Greg Golden        Principal, President & CEO        Golden Capital Management
Jeff C. Moser      Principal, Managing Director      Golden Capital Management
Jonathan Cangalosi Managing Director                 Golden Capital Management
Lynette Alexander  Managing Director & CCO           Golden Capital Management
Robi Elnekave      Managing Director                 Golden Capital Management

(i)    H.M. Payson & Co.

       The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

Name                 Title                        Business Connection
----                 ---------------------------- -------------------
John C. Downing      Managing Director, Treasurer  H.M. Payson & Co.
Thomas M. Pierce     Managing Director             H.M. Payson & Co.
Peter E. Robbins     Managing Director             H.M. Payson & Co.
John H. Walker       Managing Director, President  H.M. Payson & Co.
Teresa M. Esposito   Managing Director             H.M. Payson & Co.
John C. Knox         Managing Director             H.M. Payson & Co.
Harold J. Dixon      Managing Director             H.M. Payson & Co.
Michael R. Currie    Managing Director             H.M. Payson & Co.
William O. Hall, III Managing Director             H.M. Payson & Co.

(j)    King Investment Advisors, Inc.

       The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name              Title                         Business Connection
----              ----------------------------- -----------------------------
Roger E. King     Chairman and President        King
John R. Servis    Director                      King
                  Owner, Commercial Real Estate John R. Servis Properties
                                                602 Hallie, Houston, TX 77024
Pat H. Swanson    Compliance Officer            King
Jane D. Lightfoot Secretary/Treasurer           King

(k)    Mastrapasqua & Associates, Inc.

       The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                  Title                                 Business Connection
----                  ------------------------------------  -------------------
Frank Mastrapasqua    Chairman, CEO and Portfolio Manager   Mastrapasqua
Thomas A. Trantum     President, Portfolio Manager and      Mastrapasqua
                      Security Analyst
Mauro M. Mastrapasqua First Vice President-E Commerce and   Mastrapasqua
                      Strategy Associate Portfolio Manager

(l)    Philadelphia International Advisors, LP

       The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                      Title                          Business Connection
----                      -----------------------------  ----------------------
Andrew B. Williams, CFA   Chief Investment Officer and   PIA
                          Lead Portfolio Manager
                          Treasurer                      Treasurer, Germantown
                                                         Friends' School
                                                         31 West Coulter Street
                                                         Philadelphia, PA 19144
Robert C. Benthem de      Portfolio Manager              PIA
Grave
Frederick B. Herman,      Portfolio Manager              PIA
III, CFA
                          Board Member                   Japan America Society
                                                         of Greater
                                                         Philadelphia
                                                         200 South Broad
                                                         Street, Suite 700
                                                         Philadelphia, PA 19102
Peter W. O'Hara, CFA      Portfolio Manager              PIA
Christopher S. Delpi, CFA Director of Research           PIA
James S. Lobb             Managing Director of Sales &   PIA
                          Service
                          Board Member                   Riddle Memorial
                                                         Hospital
                                                         1068 West Baltimore
                                                         Pike
                                                         Media, PA 19063
Jane A. Webster           Director of Sales              PIA
Kent E. Weaver, Jr.       Director of Client Service     PIA
Mary T. Evans             Director of Portfolio          PIA
                          Administration

(m)    Polaris Capital Management, Inc.

       The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                               Business Connection
----                 ----------------------------------  -------------------
Bernard R. Horn, Jr. President, Portfolio Manager        Polaris
Edward E. Wendell,
Jr.                  Treasurer                           Polaris
                     President                           Boston Investor
                                                         Services, Inc.

(n)    Shaker Investments, LLC

       The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                               Business Connection
----                 ----------------------------------  -------------------
Edward Paul          President, Chief Investment         Shaker
Hemmelgarn           Officer and Director

(o)    Spears, Grisanti & Brown, LLC

       The following chart reflects the directors and officers of Spears, Grisanti & Brown, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17/th/ Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                      Title                  Business Connection
----                      ---------------------- ------------------------
William G. Spears         Director and Principal Spears, Grisanti & Brown
Vance C.Brown             Principal              Spears, Grisanti & Brown
Christopher C. Grisanti   Principal              Spears, Grisanti & Brown

(p)    Windowpane Advisors, LLC

       The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                    Title                     Business Connection
----                    ------------------------  -------------------
Michael Stolper         Managing Member           Windowpane
Barbara Ann Malone      Managing Member           Windowpane

(q)    Hellman, Jordan Management Co., Inc.

       The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                      Title                     Business Connection
----                      ------------------------  -------------------
Gerald R. Jordan, Jr.     Chairman                  Hellman
Gerald Reid Jordan        President                 Hellman
Nicholas Gleysteen        Senior Vice President     Hellman
Susan G. Lynch            Vice President            Hellman
Luke Murphy               Vice President            Hellman
Ethan T. Brown            Vice President            Hellman

(r)    Insight Capital Research & Management, Inc.

       The following chart reflects the directors and officers of Insight, including their business connections, which are of a substantial nature. The address of Insight is 2121 N. California Blvd., Walnut Creek, California 94596 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                       Business Connection
----                 --------------------------  -------------------
James O. Collins     Chief Executive Officer     Insight
Lisa Miller          Executive Vice President    Insight
Charles Gehring      Vice President              Insight

(s)    Walter Scott & Partners Limited

       The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh, Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                   Title                               Business Connection
----                   ----------------------------------  -------------------
Walter G. Scott        Chairman                            Walter Scott
John Clark             Director                            Walter Scott
Marilyn R. Harrison    Director                            Walter Scott
Kenneth J. Lyall       Director                            Walter Scott
James D. Smith         Director                            Walter Scott
Pamela J. Maxton       Director                            Walter Scott
Alistair Lyon-Dean     Secretary and Chief Compliance      Walter Scott
                       Officer
Alan McFarlane         Managing Director                   Walter Scott
Frances S.             Director                            Walter Scott
Bentley-Hamlyn
Rodger H. Nisbet       Director                            Walter Scott

(t)    Absolute Investment Advisers, LLC

       The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 94 Station St., Suite 202, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                             Title                Business Connection
----                             -------------------  -------------------
Anthony R. Bosch                 Principal            Absolute
Brian D. Hlidek                  Principal            Absolute
James P. Compson                 Principal            Absolute
Christian E. Aymond              Principal            Absolute
Alexander H. Petro               Principal            Absolute
Fort Hill Capital Management     Direct Owner         Absolute

(u)    Aronson+Johnson+Ortiz, LP

       The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20/th/ Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                   Title                             Business Connection
----                   --------------------------------  ----------------------
Theodore R. Aronson    Managing Principal; Limited       Aronson;
                       Partner; Member of Aronson+       Member of
                       Johnson+ Ortiz, LLC               Aronson+Johnson+Ortiz,
                                                         LLC
Martha E. Ortiz        Principal; Limited Partner        Aronson
Kevin M. Johnson       Principal; Limited Partner        Aronson
Paul E. Dodge          Principal; Limited Partner        Aronson
Stefani Cranston       Principal; Limited Partner        Aronson
Gina Maria N. Moore    Principal; Limited Partner        Aronson
Gregory J. Rogers      Principal; Limited Partner        Aronson
                       General Partner                   Aronson
Aronson+Johnson+Ortiz,
LLC
Joseph F. Dietrick     Chief Compliance Officer; Chief   Aronson
                       Legal Officer
Douglas D. Dixon       Principal; Limited Partner        Aronson
Robert B. Wenzinger    Principal; Limited Partner        Aronson

(v)    Bernzott Capital Advisors

       The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  -------------------
Kevin Bernzott               Chairman; CEO; Compliance    Bernzott
                             Officer
Peter F. Banks               President; Chief Investment  Bernzott
                             Officer
Dale A. Eucker               Director                     Bernzott
Randall A. Schouten          Director                     Bernzott
Priscilla A. Olsen           Director                     Bernzott
Peter D. Demartino           Director                     Bernzott
Thomas A. Derse              Chief Financial Officer      Bernzott
Kathleen A. Loretto          Director                     Bernzott
Bernzott Capital Advisors    Shareholder                  Bernzott
Profit Sharing Plan
Margaret A. Schouten         Director                     Bernzott

(w)    Contravisory Research & Management Corp.

       The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                      Title                Business Connection
----                      -------------------  -------------------
George E. Noonan, Jr.     President            Contravisory
William M. Noonan         Vice President       Contravisory
Philip A. Noonan          Vice President       Contravisory

(x)    Grantham, Mayo, Van Otterloo & Co., LLC

       The following chart reflects the directors and officers of GMO, including their business connections, which are of a substantial nature. The address of GMO is 40 Rowes Wharf, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                    Title                           Business Connection
----                    ------------------------------- -------------------
Robert J. Grantham      Founding Member; GMO, LLC Board GMO
                        Chairman
Scott E. Eston          Member; Chief Financial Officer GMO
Richard A. Mayo         Capital Member                  GMO
Eyk A.D.M. Van Otterloo Founding Member; GMO, LLC Board GMO
                        Member
John W. Rosenblum       Member; GMO, LLC Board Member   GMO
Christopher Darnell     Member; GMO, LLC Board Member;  GMO
                        Investment Director
Jon L. Hagler           Member; GMO, LLC Board Member   GMO
Arjun Divecha           Member; GMO, LLC Board Member;  GMO
                        Executive Committee
William Nemerever       Member; Investment Director     GMO
Ann M. Spruill          Member; GMO, LLC Board Member;  GMO
                        Executive Committee; Investment
                        Director
Thomas F. Cooper        Member; Investment Director     GMO
Anthony Ryan            Member; Executive Committee     GMO
Benjamin Inker          Member; Executive Committee;    GMO
                        Investment Director
Julie L. Perniola       Compliance Officer              GMO
Robert M. Soucy         Member; Investment Director     GMO
Kirk Ott                Member; Investment Director     GMO
Edmond G. Choi          Member; Investment Director     GMO

(y)    Horizon Asset Management, Inc.

       The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4/th/ Floor South, New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name              Title                                   Business Connection
----              --------------------------------------- -------------------
Denise M. Kashey  Director                                Horizon
Steven Bregman    Director; President                     Horizon
Peter Doyle       Director; Vice President; Secretary     Horizon
Thomas C. Ewing   Director                                Horizon
Andrew M. Fishman Director of Compliance; General Counsel Horizon
John Meditz       Vice Chairman; Director                 Horizon
Murray Stahl      Chairman; Treasurer                     Horizon

(aa)   Kinetics Asset Management, Inc.

       The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                  Title                               Business Connection
----                  ----------------------------------  --------------------
Bruce P. Abel         Director; Secretary                 Kinetics
Lawrence P. Doyle     Chairman                            Kinetics
Peter Doyle           President; CEO; Director; Chief     Kinetics
                      Investment Strategist
Andrew M. Fishman     Director of Compliance              Kinetics
Leonid Polyakov       Director; CFO                       Kinetics
James G. Doyle        Director; Chief Counsel             Kinetics
Frank Costa           Shareholder                         Kinetics
Kinetics Voting Trust Trust is Shareholder                Kinetics
Susan C. Conway       Shareholder                         Kinetics
Karen & Larry Doyle   Shareholder                         Kinetics
Irrevocable Trust
Karen Doyle Trust     Shareholder                         Kinetics
Lawrence Doyle Trust  Shareholder                         Kinetics

(bb)   Loomis, Sayles & Company, L.P.

       The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston, Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                      Title                            Business Connection
----                      -------------------------------  -------------------
Loomis, Sayles &          General Partner of Registrant    Loomis
Company, Inc. ("LSCI")
IXIS Asset Management     Limited Partner of Registrant;   Loomis; Shareholder
North America, L.P.       Shareholder (IXIS AM Holdings)   of IXIS AM Holdings
("IXIS AM NA")
Robert J. Blanding        Chief Executive Officer of       Loomis
                          Registrant; Director of General
                          Partner
Kevin P. Charleston       Chief Financial Officer of       Loomis
                          Registrant; Director of General
                          Partner
Daniel J. Fuss            Director of General Partner      Loomis
John F. Gallagher         Director of General Partner      Loomis
Lauriann C. Kloppenburg   Director of General Partner      Loomis
Peter S. Voss             Director of General Partner      Loomis
John R. Gidman            Director of General Partner      Loomis
Donald P. Ryan            Chief Compliance Officer of      Loomis
                          Registrant
Jaehoon Park              Director of General Partner      Loomis
Jean S. Loewenberg        Chief Legal Officer of           Loomis
                          Registrant; Director of General
                          Partner
Mark E. Smith             Director of General Partner      Loomis
IXIS Asset Management     Shareholder                      LSCI
Holdings, LLC ("IXIS AM
Holdings")
IXIS Asset Management     General Partner                  IXIS AM NA
US, LLC ("IXIS AM US
LLC")
IXIS Asset Management US  Limited Partner; Member          IXIS AM NA; IXIS AM
Corporation ("IXIS AM                                      US LLC
US")
IXIS Asset Management     Shareholder of Common Stock      IXIS AM US
("IXIS AM")
Caisse Nationale Des      Shareholder                      IXIS AM GROUP; IXIS
Caisses D'Epargne                                          AM US
("CNCE")
Caisse Des Depots ET      Shareholder                      CNCE
Consignations ("CDC")
IXIS Asset Management     Shareholder                      IXIS AM
Group ("IXIS AM GROUP")

(cc)   Metropolitan West Asset Management, LLC

       The following chart reflects the directors and officers of Metropolitan, including their business connections, which are of a substantial nature. The address of Metropolitan is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  -------------------
Metropolitan West            Member                       Metropolitan
Financial, LLC
Tad Rivelle                  Member                       Metropolitan
Laird R. Landmann            Member                       Metropolitan
Scott B. Dubchansky          Member                       Metropolitan

Name                        Title                        Business Connection
----                        ---------------------------  ---------------------
Richard S. Hollander        Director; Member of MW       Metropolitan; Member
                            Holdings, LLC                of MW Holdings, LLC
Lara E. Mulpagano           Chief Operating Officer      Metropolitan
Stephen M. Kane             Member                       Metropolitan
Joseph D. Hattesohl         Chief Financial Officer      Metropolitan
David B. Lippman            Member                       Metropolitan
Anthony C. Scibelli         Member                       Metropolitan
Patrick A. Moore            Member                       Metropolitan
Keith T. Kirk               Chief Compliance Officer     Metropolitan
MW Holdings, LLC            Interest Owner               Metropolitan West
                                                         Financial, LLC

(dd)   Moody Aldrich Partners, LLC

       The following chart reflects the directors and officers of Moody, including their business connections, which are of a substantial nature. The address of Moody is 18 Sewall Street, Marblehead, Massachusetts 01945 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  -------------------
Amory A. Aldrich, Jr.        Member                       Moody
William B. Moody             Member                       Moody
Robert J. Grantham           Member                       Moody
Eyk H.A.D.M. Van Otterloo    Member                       Moody
Scott M. Spangler            Member                       Moody
Michael C. Pierre            Member                       Moody
Timothy J. Ehrman            Member                       Moody

(ee)   Scout Investment Advisors, Inc.

       The following chart reflects the directors and officers of Scout, including their business connections, which are of a substantial nature. The address of Scout is 1010 Grand Blvd., Kansas City, Missouri 64106 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  -------------------
James L. Moffett             Chairman; Director           Scout
John C. Pauls                Secretary                    Scout
Manuel A. Andrade            Director                     Scout
UMB Bank, N.A.               Shareholder                  Scout
James A. Reed                Director; Vice President     Scout
Edward J. McShane            Director                     Scout
Gary W. Dicenzo              Senior Vice President        Scout
Bradley S. Kastler           Chief Compliance Officer     Scout
William B. Greiner           President; Chief Executive   Scout
                             Officer; Chief Investment
                             Officer
Joseph J. Gazzoli            Director                     Scout
UMB Financial Corporation    Shareholder                  UMB Bank, N.A.

(ff)   SSI Investment Management, Inc.

       The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  -------------------
John D. Gottfurcht           President                    SSI
Amy J. Gottfurcht            Chairman; CEO; Secretary     SSI
George M. Douglas            Vice President; Chief        SSI
                             Investment Officer
Syed F. Mehdi                CCO; Vice President Human    SSI
                             Resources
David W. Rosenfelder         Vice President; Senior       SSI
                             Portfolio Analyst

(gg)   TT International Investment Management

       The following chart reflects the directors and officers of TT International, including their business connections, which are of a substantial nature. The address of TT International is Martin House, 5 Martin Lane, London, United Kingdom EC4R 0DP and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  -------------------
Timothy A. Tacchi            Senior General Partner        TT International
Alexander S.M. Carswell      General Partner; Finance &    TT International
                             Admin
Mark S. Williams             General Partner; Marketing    TT International
                             & Client Servicing
David J.S. Burnett           Managing Partner (General)    TT International
John D. Hobson               General Partner               TT International
Dean L. Smith                General Partner               TT International
Martin A.F. Shenfield        General Partner               TT International
Samuel A. Allison            General Partner; Chief        TT International
                             Compliance Officer
Richard W. Simpson           General Partner; Head of IT   TT International
Pauline S. Pong              General Partner               TT International
Douglas E. Sankey            General Partner               TT International
Margaret A. Leach            General Partner; Chief        TT International
                             Financial Officer
Martin A. Pluck              General Partner               TT International
Patrick E. Deane             General Partner               TT International
Mark H. Eady                 General Partner               TT International
Nicholas B. Bluffield        General Partner; Macro        TT International
                             Trading
Anthony J. Moorhouse         General Partner; Head of      TT International
                             Trading
Roger S. Bernheim            General Partner               TT International
Lars J. Nielsen              General Partner               TT International
Helen B. Marsden             General Partner               TT International
Andrew D. Raikes             General Partner               TT International
Gawain M. Barnard            General Partner               TT International
Jonathan P. Bolton           General Partner               TT International
Peter N. Robson              General Partner               TT International

(hh)   TWIN Capital Management, Inc.

       The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  -------------------
Geoffrey Gerber              President; CIO               TWIN
James D. Drake               Controller; Chief            TWIN
                             Compliance Officer

(ii)   Yacktman Asset Management Co.

       The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  -------------------
Donald A. Yacktman           President; Secretary;        Yacktman
                             Treasurer; Chief Compliance
                             Officer
Ronald W. Ball               Senior Vice President        Yacktman
Stephen A. Yacktman          Vice President               Yacktman

(jj)   Merk Investments, LLC

       The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  -------------------
Axel Merk                    President                    Merk
Kimberly Schuster            Chief Compliance Officer     Merk

(kk)   Dover Corporate Responsibility Management LLC

       The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  -------------------
Richard M. Fuscone           Chairman                     Dover
Michael P. Castine           President                    Dover
Christopher J. Wolfe         Director of Research         Dover

(jj)   Alex. Brown Investment Management

       The following chart reflects the directors and officers of Alex. Brown, including their business connections, which are of a substantial nature. The address of Alex. Brown is 1 South Street, Baltimore, MD 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  -------------------
Lee S. Owen                  Co-President                 Alex. Brown
Bruce E. Behrens             Co-President                 Alex. Brown
James D. Brown               Director                     Alex. Brown
Robert H. Vernon             Director                     Alex. Brown
Hobart C. Buppert            Director, Portfolio Manager  Alex. Brown
Nancy I. Denney              Chief Compliance Officer     Alex. Brown

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

American Beacon Funds                                   Wintergreen Fund. Inc.
American Beach Mileage Funds                            Henderson Global Funds
American Beach Select Funds                             ICM Series Trust
Bridgeway Funds                                         Monarch Funds
Century Capital Management Trust                        Sound Shore Fund, Inc.
Forum Funds

(b) The following are officers of Foreside Fund Services, LLC, the Registrant's underwriter. Their business address is Two Portland Square, First Floor, Portland, Maine 04101.

Name                 Position with Underwriter     Position with Registrant
----                 ----------------------------  ------------------------
Simon D. Collier     Principal Executive Officer   President (Principal
                                                   Executive Officer)
Carl A. Bright       President & Treasurer         None
Nanette K. Chern     Vice President, Secretary &   AML Officer
                     Chief Compliance Officer
Richard J. Berthy    Vice President & Assistant    None
                     Treasurer
Mark A. Fairbanks    Vice President, Assistant     None
                     Secretary & Deputy Chief
                     Compliance Officer

(c)    Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

       The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5),
       (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29. MANAGEMENT SERVICES

       Not Applicable.

ITEM 30. UNDERTAKINGS

       None.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on September 15, 2006.

                                              FORUM FUNDS

                                              By: /s/ Simon D. Collier
                                                  -----------------------------
                                                  Simon D. Collier, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on September 15, 2006.

(a) Principal Executive Officer

    /s/ Simon D. Collier
    ------------------------------
    Simon D. Collier
    President

(b) Principal Financial Officer

    /s/ Trudance L. Bakke
    ------------------------------
    Trudance L. Bakke
    Principal Financial Officer
    and Treasurer

(c) A majority of the Trustees

    John Y. Keffer, Trustee
    James C. Cheng, Trustee
    J. Michael Parish, Trustee
    Costas Azariadis, Trustee

    By: /s/ David M. Whitaker
        -------------------------
        David M. Whitaker
        Attorney in fact*
--------
* Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                 EXHIBIT LIST

EXHIBITS

(d)(27) Form of Brown Advisory Funds Investment Advisory Agreement

(d)(28) Form of Sub-Advisory Agreement between Brown Investment Advisory and Walter Scott

(d)(29) Form of Flag Investors Funds Investment Advisory Agreement

(e)(2)  Distribution Agreement between Registrant and Foreside Fund Services

(h)(21) Form of Contractual Fee Waiver for Flag Investors Funds

(h)(22) Compliance Services Agreement between Registrant and Foreside Compliance Services, LLC

(m)(1)  Rule 12b-1 Distribution Plan